CALIFORNIA
                                INVESTMENT TRUST
                                FUND GROUP (TM)







                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 1997



This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of beneficial interest of CALIFORNIA INVESTMENT TRUST FUND GROUP which contains information about the management fee and other costs. Investments in shares of the funds of California Investment Trust Fund Group are neither insured nor guaranteed by the U.S. Government, and there is no assurance that any Fund which is a Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1997
                                  (unaudited)

      Par                                                                                             Value
     Value                                                                 Rate      Maturity       (Note 1)
     -----                                                                 ----      --------       --------
VARIABLE RATE DEMAND NOTES (47.46%)
               ANAHEIM PUBLIC IMPROVEMENT CORPORATION
$ 3,000,000    Certificate of Participation, 1993 Refunding Project        3.200%    03/04/97     $ 3,000,000
               CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
  4,000,000    Cottage Hospital Santa Barbara                              3.100%    03/05/97       4,000,000
    400,000    St. Joseph's Health 1991B                                   3.350%    03/01/97         400,000
  1,000,000    Sutter Health                                               3.350%    03/01/97       1,000,000
               CALIFORNIA POLLUTION CONTROL AUTHORITY
  1,000,000    So Cal Edison Series 1986A                                  3.450%    03/01/97       1,000,000
    400,000    So Cal Edison Series 1986B                                  3.450%    03/01/97         400,000
  1,900,000    So Cal Edison Series 1986C                                  3.450%    03/01/97       1,900,000
               CALIFORNIA, STATE OF
  1,600,000    Revenue Anticipation Notes                                  3.300%    03/01/97       1,600,000
               EASTERN MUNICIPAL WATER DISTRICT
  3,000,000    Water & Sewer Rev. Cert. of Participation                   3.000%    03/05/97       3,000,000
               IRVINE, CITY OF
  1,000,000    Updates Improvement Project                                 3.350%    03/01/97       1,000,000
               IRVINE  RANCH WATER  DISTRICT
  1,300,000    Consolidated  Series,  1985 B                               3.200%    03/01/97       1,300,000
  2,800,000    Consolidated Series, 1993                                   3.300%    03/01/97       2,800,000
               LOS ANGELES COUNTY
  2,400,000    Metropolitan Transportation Agency                          3.200%    03/05/97       2,400,000
               LOS ANGELES COUNTY
  2,500,000    Pension Obligation Refunding Bonds                          3.200%    03/04/97       2,500,000
               NEWPORT BEACH, CITY OF
  1,700,000    Newport Beach Hoag Memorial Hospital, 1996A                 3.350%    03/01/97       1,700,000
  2,300,000    Newport Beach Hoag Memorial Hospital, 1996C                 3.350%    03/01/97       2,300,000
               ORANGE COUNTY WATER DISTRICT
  3,800,000    Certificates of Participation, 1990 Project B               3.250%    03/01/97       3,800,000
               RIVERSIDE, CITY OF, REDEVELOPMENT AGENCY
  2,900,00     Multi-family Housing Revenue Bonds                          2.850%    03/06/97       2,900,000
               SAN BERNARDINO COUNTY TRANSPORTATION AUTHORITY
  1,200,000    Sales Tax Revenue Bonds                                     3.250%    03/05/97       1,200,000
               SANTA CLARA, CITY OF
  1,100,000    Floating Rate Demand Electric Revenue Series C              3.250%    03/04/97       1,100,000
               SOUTH SAN FRANCISCO, CITY OF
    625,000    City and County Sewer Bonds                                 3.250%    03/05/97         625,000
  4,500,000    SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY                  3.250%    03/04/97       4,500,000
                                                                                                  -----------
                    Total Variable Rate Demand Notes (cost $44,425,000)                            44,425,000
                                                                                                  -----------

TAX AND REVENUE ANTICIPATION NOTES (26.31%)
  2,000,000    Brentwood Unified School District                           4.500%    07/01/97       2,004,826
  3,000,000    CA Educational  Facilities,  Stanford  University           5.000%    12/01/97       3,034,242

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                      PORTFOLIO OF INVESTMENTS--(Continued)
                               February 28, 1997
                                  (unaudited)

      Par                                                                                             Value
     Value                                                                 Rate      Maturity       (Note 1)
     -----                                                                 ----      --------       --------
TAX AND REVENUE ANTICIPATION NOTES (Continued)
$ 3,000,000    California, State of, Revenue Anticipation                  4.500%    06/30/97     $ 3,005,069
  2,000,000    Los Altos Elementary School District                        4.250%    07/01/97       2,003,218
  2,000,000    Los Angeles Unified School District                         4.500%    06/30/97       2,004,468
  3,000,000    LA County Tax and Revenue Anticipation Series A             4.500%    06/30/97       3,005,511
  2,000,000    LA County Local Educational Agencies                        4.750%    06/30/97       2,005,412
  1,500,000    Petaluma Elementary School District                         4.500%    07/01/97       1,503,378
  2,000,000    San Diego, City of                                          4.500%    07/02/97       2,004,866
  3,000,000    San Diego, County of                                        4.750%    10/01/97       3,014,449
  1,000,000    San Francisco City and County Sewer Revenue*                7.250%    10/01/97       1,036,430
                                                                                                  -----------
                    Total Tax and Revenue Anticipation Notes
                     (cost $24,621,869)                                                            24,621,869
                                                                                                  -----------

COMMERCIAL PAPER (25.53%)
               CALIFORNIA EDUCATIONAL FACILITIES FINANCE AUTHORITY
  1,000,000    Carnegie Institution                                        3.450%    03/10/97       1,000,000
  3,000,000    Carnegie Institution                                        3.500%    04/04/97       3,000,000
               EASTBAY MUNICIPAL UTILITY DISTRICT
  3,500,000    Water System Series                                         3.300%    05/21/97       3,500,000
               LOS ANGELES DEPARTMENT OF WATER & POWER
  3,500,000    L.A. Wastewater                                             3.400%    03/14/97       3,500,000
  2,500,000    Electric Plant Short-Term Revenue Certificates              3.300%    05/20/97       2,500,000
               METROPOLITAN WATER DISTRICT OF SO. CA
  1,200,000    Metropolitan Water District of Southern California          3.400%    04/04/97       1,200,000
  2,400,000    Metropolitan Water District of Southern California          3.300%    05/20/97       2,400,000
               SACRAMENTO MUNICIPAL UTILITIES DISTRICT
  2,800,000    Utility Improvement Project                                 3.350%    05/22/97       2,800,000
  1,000,000    Utility Improvement Project                                 3.350%    05/22/97       1,000,000
               SAN DIEGO COUNTY REGIONAL TRANSPORTATION AUTHORITY
  3,000,000    Sales Tax Revenue, Series A                                 3.300%    05/01/97       3,000,000
                                                                                                  -----------
                    Total Commercial Paper (cost $23,900,000)                                      23,900,000
                                                                                                  -----------

                    Total Investments (99.30%) (cost $92,946,869) (a)                              92,946,869
                    Other Net Assets (0.70%)                                                          658,842
                                                                                                  -----------

                    Net Assets (100.00%)                                                          $93,605,711
                                                                                                  ===========

-----------
(a) Aggregate cost for federal income tax purposes is $92,946,869.
* Denotes bond issue refunded prior to maturity and secured by 100% US Government Direct Obligations.


                 See accompanying notes to financial statements

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1997
                                  (unaudited)

      Par                                                                                             Value
     Value                                                                 Rate      Maturity       (Note 1)
     -----                                                                 ----      --------       --------
LONG-TERM SECURITIES (96.90%)
                ANAHEIM PUBLIC FINANCE AUTHORITY
  $1,000,000    Lease Revenue Bonds                                        6.000%    09/01/09     $ 1,076,250
                ASSOCIATION OF BAY AREA GOVERNMENTS
   2,500,000    Tax Allocation Revenue Bonds                               6.000%    12/15/15       2,596,875
                CALIFORNIA EDUCATIONAL FACILITIES AUTHORITY
   2,000,000    Refunding Revenue (University of San Francisco)            6.000%    10/01/16       2,080,000
                CALIFORNIA POLLUTION CONTROL AUTHORITY
   3,000,000    San Diego Gas & Electric, Series 1996A                     5.900%    06/01/04       3,146,250
                CALIFORNIA, STATE OF
   7,000,000    General Obligations                                        6.250%    09/01/12       7,673,750
                STATE OF CA DEPT OF WATER RESOURCES
   2,320,000    Dept. of Water Resources Central Valley J-1                7.000%    12/01/11       2,723,100
   2,835,000    Dept. of Water Resources Central Valley J-3                7.000%    12/01/11       3,327,580
                CALIFORNIA STATE PUBLIC WORKS BOARD
   4,000,000    State Prisons, Imperial County                             6.500%    09/01/17       4,395,000
   2,000,000    State Prisons 1993 Series A                                5.250%    12/01/13       1,962,500
   5,000,000    Lease Revenue Bonds Regents of Univ. of CA                 5.500%    06/01/14       4,968,750
   3,630,000    California Community Colleges 1994 Series A                9.000%    10/01/03       4,460,363
   1,750,000    Department of Corrections                                  5.200%    12/01/09       1,756,562
                CA STATEWIDE COMMUNITIES DEV. AUTH.
   4,000,000    Hospital Revenue Certs. of Part., Cedar Sinai              6.500%    08/01/12       4,345,000
   3,615,000    Children's Hospital of Los Angeles, Series 1993            6.000%    06/01/09       3,904,200
   1,000,000    Children's Hospital of Los Angeles, Series 1993            6.000%    06/01/10       1,075,000
                CASTAIC LAKE WATER AGENCY
   2,090,000    Refunding Revenue Certificates Series 1994A                7.250%    08/01/09       2,497,550
                CONTRA COSTA WATER AUTHORITY
   4,000,000    Water District Series E                                    6.250%    10/01/12       4,390,000
                CULVER CITY REDEVELPOMENT FINANCE AUTHORITY
   3,000,000    Tax Allocation Refunding Revenue Bonds, 1993               5.500%    11/01/14       3,026,250
                EAST BAY MUNICIPAL UTILITY DISTRICT
   2,020,000    Water System Subordinated Rev. Refunding, 1996             5.000%    06/01/15       1,888,700
                ELK GROVE UNIFIED SCHOOL DISTRICT
   3,000,000    Special Tax Revenue Bonds                                  6.500%    12/01/24       3,416,250
                FONTANA UNIFIED SCHOOL DISTRICT
   4,240,000    Gen. Obligation Convertible Bonds, 1993 Series C           0.000%    05/01/12       4,293,000
                FREMONT UNIFIED SCHOOL DISTRICT
   3,000,000    Refunding General Obligation Bonds                         5.250%    09/01/16       2,868,750
                CITY OF FRESNO
   5,000,000    Sewer System Revenue Bonds                                 5.250%    09/01/19       4,856,250
                KERN CALIFORNIA HIGH SCHOOL DISTRICT
   2,555,000    Refunding General Obligation                               6.600%    08/01/16       2,858,407
                LA CONVENTION & EXHIBIT CENTER
   1,300,000    LA Convention & Exhibit Center  Series 85                  9.000%    12/01/20       1,696,500
     560,000    LA Convention & Exhibit Center  Series 85                  9.000%    12/01/10         730,800
   4,500,000    LA Convention & Exhibit Center  Series 1995 A              6.000%    08/15/10       4,837,500
                LA, CITY OF, DEPARTMENT OF AIRPORTS
   2,500,000    Refunding Revenue Bonds                                    6.500%    05/15/04       2,793,750

                                       3

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                      PORTFOLIO OF INVESTMENTS--(Continued)
                               February 28, 1997
                                  (unaudited)

      Par                                                                                             Value
     Value                                                                 Rate      Maturity       (Note 1)
     -----                                                                 ----      --------       --------
LONG-TERM SECURITIES (Continued)
               LOS ANGELES STATE BUILDING AUTHORITY
$ 3,500,000    Lease Revenue Refunding Bonds                               5.625%    05/01/11     $ 3,535,000
               LA, DEPT OF WATER AND POWER
  3,000,000    Wastewater System Revenue Bonds 1994                        8.500%    06/01/04       3,690,000
               LA COUNTY TRANS COMMISSION
  4,540,000    Transportation Commission, Series 1991                      6.500%    07/01/10       5,101,825
               M-S-R PUBLIC POWER AGENCY
  3,500,000    San Juan Project Refunding Rev Bond, Ser. F                 6.125%    07/01/13       3,806,250
               METROPOLITAN WATER DISTRICT OF SO. CA
  4,000,000    Water Revenue Bonds 1995 Series A                           5.750%    07/01/15       4,055,000
               NORTHERN CALIFORNIA POWER AGENCY
  1,425,000    Geothermal Project, Series A                                5.850%    07/01/10       1,510,500
               NORTHERN CALIFORNIA, TRANSMISSION AGENCY OF
  1,000,000    CA-Oregon Transmission Project, Series 1990A                7.000%    05/01/13       1,186,250
               OAKLAND JOINT POWER FINANCE AUTHORITY
  2,000,000    Lease Revenue Bonds                                         5.900%    08/01/16       2,055,000
               REDEVELOPMENT AGENCY OF OAKLAND
  4,000,000    Central District Redevelopment Project Ser. 1992            5.500%    02/01/14       4,035,000
               ORANGE COUNTY LOCAL TRANS AUTHORITY
  3,000,000    Measure M Sales Tax Revenue Bonds                           9.500%    02/15/03       3,742,500
               POMONA, CITY OF
  1,175,000    Unified School District                                     5.700%    08/01/08       1,244,032
               PORT HUENEME, CITY OF
  2,200,000    Refunding Cert. of Participation, 1992                      6.000%    04/01/12       2,354,000
               RIVERSIDE,CITY OF
  2,000,000    Sewer Revenue Bonds                                         5.000%    08/01/11       1,947,500
               RIVERSIDE COUNTY TRANSPORTATION AGENCY
  2,000,000    Sales Tax Revenue bonds                                     5.750%    06/01/09       2,132,500
               SACRAMENTO MUNICIPAL UTILITY DISTRICT
  6,500,000    Refunding Revenue Bond Series A                             6.250%    08/15/10       7,182,500
               SACRAMENTO COUNTY SANITATION DISTRICT
  2,000,000    Revenue Bonds,  1995                                        5.000%    12/01/15       1,832,500
               SADDLEBACK VALLEY SCHOOL DISTRICT
  1,575,000    Public Finance Authority                                    6.000%    09/01/16       1,673,438
               SAN BERNARDINO COUNTY
  3,000,000    Capital Facilities Project                                  6.875%    08/01/24       3,551,250
               SAN FRANCISCO CITY AND COUNTY PUBLIC UTILITY COMMISSION
  4,000,000    Water Revenue Bonds.                                        5.000%    11/01/15       3,775,000
               SAN FRANCISCO BART DISTRICT
  2,950,000    Sales Tax Rev. Refunding Series 1990                        6.750%    07/01/11       3,418,313
               SAN FRANCISCO STATE BUILDING AUTHORITY
  2,425,000    Revenue Lease Revenue Bonds                                 6.000%    12/01/09       2,625,063
               SAN JOSE REDEVELOPMENT AGENCY
  4,000,000    Merged Area Redevelopment Project                           6.000%    08/01/10       4,300,000
               SAN JOSE-SANTA CLARA CLEAN WATER FINANCE AUTHORITY
  2,650,000    Sewer Revenue Bonds                                         5.375%    11/15/15       2,597,000

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                      PORTFOLIO OF INVESTMENTS--(Continued)
                               February 28, 1997
                                  (unaudited)

      Par                                                                                             Value
     Value                                                                 Rate      Maturity       (Note 1)
     -----                                                                 ----      --------       --------
LONG-TERM SECURITIES (Continued)
               SAN MATEO COUNTY REG. TRANS. DISTRICT
$ 5,000,000    Sales Tax Revenue Bonds, 1993 A                             5.250%    06/01/19     $ 4,825,000
               REDEVELOPMENT AGENCY OF SANTA CLARA
  6,000,000    Bayshore North Project Tax Allocation 1992                  7.000%    07/01/10       7,050,000
               SOUTH COAST AIR QUALITY MANAGEMENT DISTRICT
  2,400,000    Installment Sale, Bonds                                     6.000%    08/01/11       2,589,000
               SOUTHERN CALIFORNIA PUBLIC POWER AUTHORITY
  5,000,000    Multiple Project Revenue Bonds, 1989                        6.750%    07/01/13       5,618,750
               TURLOCK IRRIGATION DISTRICT
  2,000,000    Revenue Bonds                                               6.250%    01/01/12       2,202,500
               UNIVERSITY OF CALIFORNIA, UCLA REGENTS
  3,000,000    UCLA Central Chiller/Cogeneration Facility                 10.000%    11/01/03       3,877,500
               UNIVERSITY OF CALIFORNIA
  2,815,000    Revenue Bonds, Housing System                               5.500%    11/01/09       2,860,740
                                                                                                 ------------
                    Total Long-term Securities
                    (cost $180,210,890)                                                           190,018,800
                                                                                                 ------------

VARIABLE RATE DEMAND NOTES (3.71%)
               CALIFORNIA POLLUTION CONTROL FINANCING AUTHORITY
    100,000    Southern California Edison, 1986 C                          3.450%    03/01/97         100,000
    800,000    Shell 1991 B                                                3.350%    03/01/97         800,000
               CALIFORNIA HEALTH FACILITIES FINANCING AUTHORITY
    885,000    St. Joseph's Health System Series 1985A                     3.3500%   03/01/97         885,000
  1,000,000    St. Joseph's Health System Series 1986A                     3.200%    03/01/97       1,000,000
               CALIFORNIA, STATE OF
    900,000    Revenue Anticipation Note                                   3.300%    03/01/97         900,000
               IRVINE RANCH WATER DISTRICT
    900,000    1986 Capital Improvement Project                            3.300%    03/01/97         900,000
               NEWPORT BEACH, CITY OF
  2,600,000    Newport Beach Hoag Memorial Hospital, 1992                  3.350%    03/01/97       2,600,000
    100,000    Newport Beach Hoag Memorial Hospital, 1996                  3.350%    03/01/97         100,000
                                                                                                 ------------
               Total Variable Rate Demand Notes (cost $7,285,000)                                   7,285,000
                                                                                                 ------------
               Total Investments (100.61%)(cost $187,495,890) (a)                                 197,303,800
               Liabilities in Excess of Other Assets (-0.61%)                                      (1,191,405)
                                                                                                 ------------
                    Net Assets (100.00%)                                                         $196,112,395
                                                                                                 ============

(a) Aggregate cost for federal income tax purposes is  $187,495,890. At February
    28, 1997, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

               Unrealized appreciation                                                           $ 10,322,726
               Unrealized depreciation                                                               (514,816)
                                                                                                 ------------
                    Net unrealized appreciation                                                  $  9,807,910
                                                                                                 ============

                 See accompanying notes to financial statements

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1997
                                  (unaudited)

      Par                                                                                             Value
     Value                                                                 Rate      Maturity       (Note 1)
     -----                                                                 ----      --------       --------
LONG-TERM SECURITIES (96.40%)
               ANAHEIM , CITY OF
$   500,000    Electric Revenue Bonds                                      5.000%    10/01/03     $  513,750
               CABRILLO UNIFIED SCHOOL DISTRICT
    400,000    General Obligations, 1996, Series A                         4.700%    08/01/03        403,000
               CALIFORNIA EDUCATIONAL
    400,000    University of Santa Clara                                   4.700%    09/01/04         402,000
               CALIFORNIA, STATE OF
    300,000     General Obligations                                        5.750%    10/01/05         322,875
               STATE PUBLIC WORKS BOARD
    600,000    College and University Housing Revenue                      4.900%    11/01/03         621,000
    600,000    Energy Efficiency Revenue Bonds 1995 Series A               5.250%    10/01/03         611,250
               CONTRA COSTA CA WATER DISTRICT
    750,000    Water Revenue Bond, Series E                                5.800%    10/01/02         800,625
               CONTRA COSTA TRANSPORTATION AUTHORITY
    800,000    Sales Tax Revenue Bonds 1995 Series A                       6.000%    03/01/03         864,000
               DELTA DIABLO SANITATION DISTRICT
    400,000    Wastewater Facilities Expansion Project                     6.250%    12/01/04         433,500
               DESERT SANDS UNIFIED SCHOOL DISTRICT
    735,000    Certificates of Participation, Series 1995                  5.300%    03/01/07         748,781
               EAST BAY CA MUNICIPAL UTILITY DISTRICT
    500,000    Water Revenue Refunding Bonds                               6.000%    06/01/03         541,250
               ELSINOR VALLEY CA WATER DISTRICT
  1,000,000    Certificate of Particpation, Series A                       5.900%    07/01/05       1,077,500
               FREMONT UNIFIED SCHOOL DISTRICT
    600,000    General Obligation Bonds                                    4.375%    09/01/03         594,750
               LOS ANGELES, CITY OF
    965,000    General Obligation, Series A                                5.600%    09/01/05       1,020,488
               LOS ANGELES DEPARTMENT OF AIRPORTS
    700,000    Revenue Refunding Bonds                                     6.500%    05/15/03         774,375
               LOS ANGELES, CITY OF
    710,000    Wastewater System, Series 1994-A                            8.500%    06/01/03         857,325
               LA COUNTY TRANSPORTATION COMMISSION
    550,000    Sales Tax Revenue Bonds                                     5.900%    07/01/07         598,125
               METROPOLITAN WATER DIST. OF SO. CA
    800,000    Waterworks Revenue Bonds                                    5.500%    07/01/09         824,000
               NORTHERN CALIFORNIA, TRANSMISSION AGENCY OF
    700,000    California/Oregon Transmission Proj., Rev. Bonds            6.100%    05/01/03         758,625
               OAK PARK UNIFIED SCHOOL DISTRICT
  1,000,000    General Obligation, Refunding Bonds                         5.150%    05/01/07       1,015,000
               ORANGE COUNTY LOCAL TRANSPORTATION AUTHORITY
    800,000    Local Trans Authority, Second Senior Ser. 1994              9.500%    02/15/03         998,000
               RIO LINDA UNIFIED SCHOOL DISTRICT
    300,000    General Obligation Bonds                                    6.150%    08/01/03         325,875
               RIVERSIDE COUNTY TRANSPORTATION COMMISSION
    260,000    Sales Tax Revenue Bonds                                     5.500%    06/01/04         273,975
               ROCKLIN UNIFIED SCHOOL DISTRICT
    535,000    General Obligation Bonds                                    5.000%    09/01/04         547,706
               SACRAMENTO MUNICIPAL WATER DISTRICT
    900,000    Electric Revenue Refunding Bonds                            5.100%    11/15/03         929,250
               COUNTY OF SACRAMENTO PFA
    400,000    Main Detention Facility Certificate of Part                 5.300%    06/01/04         415,500

                                       6

                     CALIFORNIA TAX-FREE MONEY MARKET FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                               February 28, 1997
                                  (unaudited)

      Par                                                                                             Value
     Value                                                                 Rate      Maturity       (Note 1)
     -----                                                                 ----      --------       --------
LONG-TERM SECURITIES (Continued)
               SAN DIEGO COUNTY REG. TRANS COMM.
$   800,000    Second Senior Sales Tax Revenue Bonds                       5.000%    04/01/03     $   818,000
               SAN FRANCISCO CITY & CNTY., AIRPORT COMMISSION
    455,000    Refunding Revenue Bonds                                     5.150%    05/01/03         468,650
               SAN FRANCISCO, CITY & COUNTY
    500,000    Sewer Revenue Refunding Bonds Series 1992                   5.500%    10/01/02         526,250
               SAN MATEO JOINT POWERS AUTHORITY
    400,000    Joint Powers Authority, Series A                            5.100%    08/01/03         411,000
               CITY OF SANTA ROSA
    400,000    Wastewater Refunding                                        5.125%    09/01/05         409,000
               SIGNAL HILL REDEVELOPMENT AGENCY
    745,000    Signal Hill Project No. 1, 1993                             5.200%    10/01/03         773,869
               SOUTHERN CA PUBLIC POWER AUTHORITY
    800,000    Transmission Project Revenue Bonds, Series A                6.000%    07/01/04         868,000
               TURLOCK IRRIGATION DISTRICT
  1,000,000    Revenue Refunding Bonds 1996 Series A                       6.000%    01/01/08       1,086,250
               UNIVERSITY OF CA, REGENTS OF THE
    650,000    Housing System Revenue Bonds                                5.000%    11/01/02         663,812
    700,000    Multi-purpose Projects, Series C                           10.000%    09/01/02         884,625
               VISALIA, CITY OF
    800,000    Wastewater System Revenue Bonds                             5.900%    12/01/05         867,000
                                                                                                  -----------
                    Total Long-term Securities (cost $24,344,532)                                  25,048,981
                                                                                                  -----------

VARIABLE RATE DEMAND NOTES (6.14%)
               CALIFORNIA POLLUTION CONTROL FINANCE AUTHORITY
   300,000     Southern California Edison, Series 1986C                    3.450%    03/01/97         300,000
   200,000     Southern California Edison, Series 1986D                    3.400%    03/01/97         200,000
               CALIFORNIA HEALTH FACILITIES FINANCE AUTHORITY
   200,000     Sutter Memorial                                             3.350%    03/01/97         200,000
               IRVINE RANCH WATER DISTRICT
   300,000     Consolidated Series, 1985B                                  3.350%    03/01/97         300,000
   100,000     Consolidated Series, 1986                                   3.250%    03/01/97         100,000
               NEWPORT BEACH, CITY OF
   400,000     Newport Beach Hoag Memorial Hospital, Series 9              3.350%    03/01/97         400,000
   100,000     Newport Beach Hoag Memorial Hospital, Series H              3.350%    03/01/97         100,000
                    Total Variable Rate Demand Notes (cost $1,600,000)                              1,600,000
                                                                                                  -----------
                    Total Investments (102.24%) (cost $25,944,532) (a)                             26,648,981
                    Liabilities in Excess of Other Assets (-0.24%)                                   (583,808)
                                                                                                  -----------
                    Net Assets (100.00%)                                                          $26,065,173
                                                                                                  ===========
(a) Aggregate cost for federal income tax purposes is  $25,944,532.  At February
    28, 1997, unrealized  appreciation  (depreciation) of securities for federal income tax purposes is as follows:

               Unrealized appreciation                                                            $   714,272
               Unrealized depreciation                                                                 (9,823)
                                                                                                  -----------
               Net unrealized appreciation                                                        $   704,449
                                                                                                  ===========

                 See accompanying notes to financial statements

                         U.S. GOVERNMENT SECURITIES FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1997
                                  (unaudited)

          Par                                                           Value
         Value               Rate                Maturity              (Note 1)
         -----               ----                --------              --------
Government National Mortgage Association (61.61%)
     $1,006,043             6.500%               05/15/11            $  988,960
      1,975,695             6.500%               03/15/26             1,878,866
        968,966             6.500%               01/15/26               921,477
      1,006,166             6.500%               03/15/11               989,081
        995,088             6.500%               03/15/26               946,319
      1,006,360             6.500%               05/15/11               989,272
      1,000,534             6.500%               04/15/26               951,498
        981,710             6.500%               04/15/26               933,596
        890,330             7.000%               04/15/24               872,702
      2,013,544             7.000%               01/15/26             1,963,205
        962,926             7.000%               04/15/26               940,317
        981,841             7.000%               05/15/26               958,787
      1,075,064             7.000%               10/15/11             1,076,708
        996,537             7.000%               01/15/12               997,972
        996,317             7.000%               01/15/12               997,751
        997,754             7.000%               03/15/26               953,330
        475,382             9.000%               10/15/18               501,974
         46,106            10.000%               10/15/10                50,169
          7,869            10.000%               07/15/13                 8,562
         40,759            10.000%               09/15/18                44,809
         21,037            11.250%               07/15/13                23,377
                                                                     ----------
  Total Government National Mortgage Association (cost $17,945,874)  17,988,712
                                                                     ----------

United States Treasury Bonds (10.78%)
      1,600,000             9.000%               11/15/18             1,969,499
      1,000,000             8.500%               02/15/20             1,177,813
                                                                     ----------
 Total United States Treasury Bonds (cost $3,163,958)                 3,147,312
                                                                     ----------

United States Treasury Notes (23.62%)
      2,000,000             5.625%               11/30/98             1,988,124
      1,000,000             5.875%               11/30/01               979,375
        150,000             6.500%               05/31/01               150,750
      1,700,000             6.500%               10/15/06             1,688,313
      2,000,000             5.875%               11/15/99             1,985,624
                                                                     ----------
  Total United States Treasury Notes (cost $6,870,991)                6,792,186
                                                                     ----------

United States Treasury Bills (3.75%)
    $ 1,100,000             4.920%               03/27/97             1,096,151
                                                                     ----------
  Total United States Treasury Bills (cost $1,096,151)                1,096,151

                         U.S. GOVERNMENT SECURITIES FUND
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1997
                                  (unaudited)


          Total Investments (cost $29,076,974) (a) (99.40%)        $ 29,024,361
          Other Net Assets (0.60%)                                      174,432
                                                                   ------------
          Net Assets (100.00%)                                     $ 29,198,813
                                                                   ============

------------
(a) Aggregate cost for federal income tax purposes is $29,076,974. At February 28, 1997, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

          Unrealized appreciation                                     $ 188,052
          Unrealized depreciation                                      (240,665)
                                                                      ---------
          Net unrealized depreciation                                 $ (52,613)
                                                                      =========

                        THE UNITED STATES TREASURY TRUST
                            PORTFOLIO OF INVESTMENTS
                               February 28, 1997
                                  (unaudited)

          Par                                                           Value
         Value               Rate                Maturity              (Note 1)
         -----               ----                --------              --------
                                                 05/15/11            $  988,960
United States Treasury Bills (100.29%)

    $ 4,400,000             5.110%               03/06/97           $ 4,396,944
      4,800,000             4.935%               03/13/97             4,792,115
      3,900,000             4.920%               03/27/97             3,886,368
      4,300,000             5.220%               04/03/97             4,280,569
      3,800,000             5.050%               04/10/97             3,779,564
      4,000,000             4.930%               04/17/97             3,974,474
      4,800,000             4.980%               04/24/97             4,764,144
      4,300,000             5.360%               05/01/97             4,264,298
      3,000,000             5.640%               05/29/97             2,962,175
      2,700,000             5.550%               07/24/97             2,641,053
      2,000,000             5.240%               08/21/97             1,951,320
                                                                   ------------


          Total Investments (cost $41,693,024) (a) (100.29%)         41,693,024
          Liabilities in Excess of Other Assets (-.29%)                (122,367)
                                                                   ------------
          Net Assets (100.00%)                                     $ 41,570,657
                                                                   ============

------------
(a) Cost for federal income tax purposes is 41,693,024.


                 See accompanying notes to financial statements

                               S&P 500 INDEX FUND
                            PORTFOLIO OF INVESTMENTS
                                February 28, 1997
                                   (unaudited)

  Shares                                      Value
  ------                                      -----
COMMON STOCK (90.69%)

Capital Goods (5.06%)
Production (1.19%)
     250   Briggs & Stratton               $  10,906
   1,680   Caterpillar Inc.                  131,670
     350   Cincinnati Milacron Inc.            7,525
     940   Cooper Industries                  41,595
   2,240   Deere & Co                         95,480
   1,100   Dover Co.                          54,588
     300   FMC Corp.*                         20,625
     350   Foster Wheeler Corp.               13,650
   1,060   Illinois Tool Works                89,438
     950   Ingersol Rand Co                   45,125
   1,000   Pall Corp.                         21,750
     640   Parker Hannifin                    28,000
     390   Raychem                            33,199
     270   Timken Co                          14,141
   5,100   Westinghouse Electric              87,975
                                           ---------
                                             675,667
                                           ---------

Machinery (Agriculture & Construction) (0.04%)
     630   Case Equipment                     21,250
                                           ---------

Machinery (Industrial) (0.11%)
     310   Giddings and Lewis Inc.             4,144
     410   Harnischfeger                      17,989
   1,187   Thermo Electron Corp.              40,506
                                           ---------
                                              62,639
                                           ---------
Pollution Control (0.33%)
   1,850   Browning Ferris                    58,044
   3,200   WMX Technologies, Inc.            135,039
                                           ---------
                                             193,083
                                           ---------
Electrical Equipment (3.11%)
   1,908   AMP Inc.                           74,174
   1,950   Emerson Electric Co.              193,050
  14,340   General Electric                1,475,228
   1,190   Genral Instrument Corp.*           28,263
     440   Grainger WW Inc.                   34,870
     670   Scientific-Atlanta Inc.            11,223
                                           ---------
                                           1,816,808
                                           ---------
Transportation Equipment (0.03%)
     340   Cummins Engine                     17,213
                                           ---------
Conglomerate (0.23%)
   1,200   Tenneco, Inc.                      58,275
   1,330   Tyco international, LTD            78,470
                                           ---------
                                             136,745
                                           ---------
           Total Capital Goods             2,923,405
                                           ---------

Consumer Cyclical (6.90%)
Housing (0.08%)
   1,703   Costco Companies *                 43,639
     340   Kaufman & Broad Home Corp.          4,803
                                           ---------
                                              48,442
                                           ---------

Building Material (0.05%)
     360  Johnson Controls                    30,330
                                           ---------

  Shares                                      Value
  ------                                      -----
Auto & Truck (2.04%)
   6,330  Chrysler                        $  214,429
     880  Dana                                27,280
     670  Eaton Corp.                         48,073
     500  Echlin Corp.                        17,313
  10,270  Ford Motor Co.                     337,626
   6,570  General Motors Corp.               380,239
   1,050  Parts Co.                           49,088
   1,020  ITT Industries                      26,520
     335  Paccar Inc.                         21,984
     250  Trinova Corp.                        9,281
   1,120  TRW Inc.                            58,660
                                           ---------
                                           1,190,493
                                           ---------

AutoParts (0.05%)
   1,200   Autozone, Inc.*                    29,700
                                           ---------
Tire & Rubber (0.18%)
     730  Cooper Tire and Rubber Co.          14,509
     470  Goodrich, B.F. Co.                  19,094
   1,350  Goodyear Tire & Rubber              71,213
                                           ---------
                                             104,816
                                           ---------
Appliance (0.23%)
     360  Armstrong World Ind.                24,795
   1,180  Black and Decker                    37,318
     880  Maytag Corp.                        19,360
     530  Snap-On Inc.                        20,604
   1,350  Whirlpool Corp.                     32,825
                                           ---------
                                             134,902
                                           ---------
Household Products (0.11%)
   1,804  Federated Department Stores*        62,689
                                           ---------
Textile & Apparel (0.56%)
     600  CVS Corp.                           42,550
     640  Liz Claiborne Inc.                  25,920
   2,490  Nike Class B                       178,969
     500  Reebok International Ltd.           23,375
     330  Russell Co                          12,416
     180  Spring Industries                    7,943
     550  VF Corp.                            38,225
                                           ---------
                                             329,398
                                           ---------
Retail-General (3.47%)
     650  American Greetings Corp.            20,150
   1,270  American Stores Co.                 56,833
     800  Charming Stores Inc.                 3,550
     850  Circuit City Stores                 26,563
   1,880  Dayton Hudson Corp.                 78,960
     990  Dillard Dept. Stores Class A        29,824
   2,490  Gap Inc.                            82,170
     520  Giant Foods                         16,965
     330  Great Atlantic & Pacific             9,818
   4,163  Home Depot                         226,883
     340  Jostens                              7,310
   1,270  Kroger*                             67,310
   1,500  Lowes Cos.                          54,750
   2,170  May Dept. Stores                   101,176
     300  Mercantile Stores Co.               14,400
     710  Nordstrom Inc.                      26,093
   1,950  Penney, JC Co.                      96,038
     540  Pep Boys-Manny, Mo, Jack            17,618
   1,060  Rite Aid Corp.                      44,653
   3,400  Sears Robuck & Co.                  184,45

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

  Shares                                      Value
  ------                                      -----
Retail-General (Continued)
     590  Supervalu Inc.                   $  18,290
     520  Tandy Corp                          26,195
   2,355  The Limited Ltd.                    44,745
     530  TJX Cos, Inc.                       26,303
   2,380  Toys R Us, Inc.*                    61,880
  19,920  Wal-Mart Stores Inc                525,390
   2,140  Walgreen Co.                        91,485
   1,320  Winn-Dixie Stores Inc.              42,075
   1,160  Woolworth Corp.                     24,215
                                           ---------
                                           2,026,092
                                           ---------
Lodging (0.13%)
     400  HFS, Inc.*                          73,295
                                           ---------

 Total Consumer Cyclical                   4,030,157
                                           ---------

Consumer Non-Durable (25.45%)
Health Care (0.57%)
     490  Bausch & Lomb Inc.                  18,314
     800  Beverly Enterprises*                11,500
   1,000  Biomet Inc                          15,250

   2,000  Corning Corp.                       75,250
     550  Manor Care                          14,644
   2,360  Warner-Lambert Co.                 198,240
                                           ---------
                                             333,198
                                           ---------
Consumer Product (0.22%)
   1,480  Cognizant Corp.                     51,615
   1,380  Newell Co.                          51,233
     540  Tupperware Corporation              24,165
                                           ---------
                                             127,013
                                           ---------
Food, Beverage & Tobacco (7.41%)
   1,480  American Brands                     77,885
   4,738  Archer-Daniels-MidLand Co.          87,653
   2,035  Campbell Soup                      183,404
  21,660  Coca-Cola                        1,321,260
   2,110  Conagra Inc.                       111,830
   1,260  CPC International                  105,998
   1,370  Restaurants                          9,933
     330  Fleming Cos., Inc.                   5,775
   1,380  General Mills                       90,045
   3,210  H J Heinz Co.                      133,616
   1,340  Hershey Foods                       61,138
   1,840  Kellogg Co                         126,040
   1,000  Loews Corporation                  102,125
  13,610  Pepsi Co                           447,429
     820  Philip Morris Co., Inc.            960,739
     820  Pioneer Hi-Bred Int.                55,863
   1,180  Quaker Oats.                        42,333
     920  Grp.                                75,555
   4,220  Sara Lee Corp.                     163,525
   1,580  Sysco Corp.                         54,905
   1,630  UST Inc.                            50,326
   1,010  Wrigley Wm Jr                       60,474
                                           ---------
                                           4,327,851
                                           ---------
Retail-Food & Drugs (0.24%)
   2,190  Albertsons Inc.                     77,198
   4,220  K Mart                              52,750
     340  Longs Drug Stores                    8,628
                                           ---------
                                             138,576
                                           ---------

  Shares                                      Value
  ------                                      -----
Communications & Media (1.24%)
     520  Andrew Corp.*                   $   28,600
   2,086  Comcast Corp CL A Spec.             37,287
     400  Comcast Corp CL A                    6,975
     840  Co                                  33,705
   1,220  Gannett Co., Inc.                   97,295
     630  Harcourt General Inc.               29,689
   1,110  Interpublic Group Cos. Inc          55,639
     830  Knight Ridder Inc.                  32,993
     850  New York Times Class A              37,825
   5,670  TeleCommunications Inc. A*          67,331
   4,942  Time Warner Inc.                   202,622
     900  Times Mirror Co. A-New              46,350
   1,300  Tribune Co                          51,025
                                           ---------
                                             727,336
                                           ---------
Entertainment & Leisure (0.89%)
     850  Brunswick Corp.                     24,331
     750  Hasbro, Inc.                        32,063
     330  King World Productions, Inc.*       12,251
     375  Mattel CS                           59,078
   6,070  McDonalds Corp                     262,528
      64  Viacom Inc. Cl A*                    2,232
   3,034  Viacom Inc. Cl B*                  106,949
   1,120  Wendys International                23,240
                                           ---------
                                             522,672
                                           ---------
Apparel (0.04%)
     660  Fruit of the Loom*                  26,978
     430  Stride Rite Corp.                    5,160
                                           ---------
                                              32,138
                                           ---------
Drugs (8.26%)
   6,780  Abbott Labs                        381,375
     57   Allergan                            19,380
     730  Alza Corp. Class A*                 20,714
   5,530  Amer Home Products Corp.           353,920
     490  Bard C.R. Inc.                      13,414
   2,370  Baxter International, Inc.         109,020
   1,260  Becton Dickinson Co.                62,055
   4,360  Bristol-Meyer/Squibb               568,980
     600  Guidant Corp.                       40,200
   1,410  Humana Inc.                         27,671
  11,580  Johnson & Johnson                  667,298
   4,750  Lilly, Eli & Co.                   415,031
   2,080  Medtronic Inc.                     134,680
  10,570  Merck & Co                         972,440
   5,580  Pfizer, Inc.                       511,268
   4,420  Pharmacia & Upjohn, Inc.           162,987
   3,210  Schering Plough Corp.              245,966
   1,170  St. Jude Medical                    46,215
   2,587  Tenet Healthcare Corp.*             70,172
                                           ---------
                                           4,822,786
                                           ---------
Hospital Supply & Service (0.04%)
     540  US Surgical Corp.                   23,018
                                           ---------

Cosmetic & Soap (2.39%)
     480  Alberto-Culver Co. Cl B             13,680
   1,160  Avon Products, Inc.                 67,570
     450  Clorox                              53,775
   1,280  Colgate Palmolive Co.              132,480
   4,640  Gillette Co.                       367,140

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

  Shares                                      Value
  ------                                      -----
Cosmetic & Soap (Continued)
     960  Intl Flavors & Fragrance        $   44,520
   5,960  Proctor & Gamble                   715,945
                                           ---------
                                           1,395,110
                                           ---------
Liquor (0.64%)
   4,310  Anheuser-Busch Cos., Inc.          191,795
     600  Brown Foreman Cl. B                 26,850
   1,310  Coors (Adolph)                      28,001
   3,250  Seagrams                           126,750
                                           ---------
                                             373,396
                                           ---------
Travel & Recreation (1.12%)
   3,415  CUC International, Inc.*            81,533
     300  Fleetwood Enterprises                7,800
     890  Harrahs Entertainment, Inc.*        16,465
   2,100  Hilton Hotels Corp.                 52,763
   1,110  Marriot Intl.                       58,830
   5,894  Walt Disney Co.                    437,630
                                           ---------
                                             655,021
                                           ---------
Printing & Publishing (0.16%)
   1,330  Donnelley, RR & Sons                41,064
     860  McGraw Hill Cos., Inc.              44,613
     200  Meredith Corporation                 9,800
                                           ---------
                                              95,477
                                           ---------
Business Service (1.32%)
   4,700  Autodesk Inc.                       13,550
   2,520  Automatic Data Proc., Inc.         107,415
     590  Ceridian Corp.*                     23,084
   5,620  Cisco Systems Inc.                 312,613
   3,160  Computer Associates                137,460
     650  Computer Sciences*                  43,875
     860  Deluxe Corp.                        27,198
   1,480  Dunn & Bradstreet                   36,260
     900  H & R Block                         26,438
     270  Harland, John H Co.                  8,168
     870  Moore Corp.                         19,249
     410  National Service Inds               15,580
                                           ---------
                                             770,890
                                           ---------
Office Products (0.08%)
   1,140  Avery Dennison Co.                  46,028
                                           ---------

Health Care Service (0.83%)
   1,537  Boston Scientific*                 101,826
   5,830  Columbia/HCA Hthcare Corp.         244,860
   1,393  Healthsouth Corp.                   56,068
   1,600  United Healthcare Corp.             79,800
                                           ---------
                                             482,554
                                           ---------
Total Consumer Non-Durable                14,873,064

Banking & Financial Service (14.01%)
Bank & Bank Holding Cos. (7.01%)
   3,780  Banc One Corp.                     166,792
   1,320  Banc of Boston                      99,495
   3,350  Bank of New York                   129,813
   3,130  BankAmerica                        356,038
     700  Bankers Trust New York              63,525
   1,680  Barnett Bank Inc.                   77,700
   3,788  Chase Manhattan Corp.              379,274
   4,172  Citicorp                           487,081
   1,000  Comerica                            60,125

  Shares                                      Value
  ------                                      -----
   1,930  Corestates Financial            $  101,566
     920  Fifth Third Bancorp.                76,705
   1,225  First Bank System Inc.              96,163
   2,748  First Chicago NBD Corp.            160,758
   2,400  First Union Corp.                  210,600
   2,285  Fleet Financial Group, Inc.        139,385
   1,130  Mellon Bank                         90,824
   1,620  Morgan, J.P. & Co., Inc.           170,303
   6,660  Nations Bank Corp.                 398,768
   3,220  Norwest Corp.                      160,195
   2,960  PNC Financial Corp.                125,430
     480  Republic New York Corp.             44,580
   1,940  Sun Trust Banks, Inc.               99,668
   1,300  U.S. Bancorp                        64,188
   1,450  Wachovia Corp.                      88,269
     813  Wells Fargo & Co.                  247,355
                                           ---------
                                           4,094,600
                                           ---------
Savings & Loan (0.37%)
   6,200  Fed. Home Loan Mortgage            184,450
     500  Golden West Financial               33,875
                                           ---------
                                             218,325
                                           ---------
Finance Company (1.84%)
   1,300  Ahmanson, H Co.                     53,463
   4,120  American Express Co.               269,345
     470  Beneficial Corp.                    32,489
   1,190  Great Western Financial             52,211
     800  Household International             77,500
   1,470  Merrill Lynch                      141,120
   1,930  National City Corp.                 97,465
     910  Salomon Inc.                        50,619
   5,563  Travelers Group, Inc.              298,316
                                           ---------
                                           1,072,528
                                           ---------
Insurance (3.48%)
   1,304  Aetna Life & Cas. Co.              108,069
   3,867  Corp.                              245,071
   1,780  American General Corp.              77,208
   4,075  American Intl. Group               493,075
     940  AON Corporation                     59,573
   1,510  Chubb Group                         88,524
     660  Cigna Corp C                       100,898
     720  General RE Corp.                   122,130
   1,020  ITT Hartford Group                  76,500
     620  Jefferson Pilot                     36,580
   2,003  Keycorp New                        107,161
     91   Lincoln National Corp.              52,891
     630  Marsh & McClennan Co.               73,710
     370  MBIA, Inc.                          36,121
     500  MGIC Investment                     39,313
     810  Providian Corporation               45,259
   1,100  Safeco Corp.                        45,925
     730  St. Paul Companies                  49,275
     620  Torchmark Corp.                     36,503
     570  TransAmerica Corp.                  49,949
     640  Unum Corp.                          49,200
   1,020  USF & G                             22,950
     300  USLife                              14,288
                                           ---------
                                           2,030,173
                                           ---------
Financial Services (1.32%)
   1,500   Conseco, Inc.                      58,875

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

  Shares                                      Value
  ------                                      -----
Financial Services (continued)
   2,860   Dean Witter Disc. & Co.       $   109,752
   9,490   Fed Natl. Mtge. Assn.             379,600
   1,190   Green Tree Financial Corp.         44,625
   2,902   MBNA Corporation                   92,864
   1,320   Morgan Stanley Group               83,325
                                           ---------
                                             769,041
                                           ---------
Total Banking & Financial Services         8,184,667
                                           ---------
Utility (8.92%)
Electric (0.86%)
   1,374  Cinergy Corp.                       47,403
   2,040  Consolidated Edison                 62,985
   1,760  Duke Power                          77,880
   3,810  Edison International                81,915
   1,375  General Public Utilities            48,125
   2,560  Pacificorp                          52,800
     300  Peoples Energy Corp.                10,163
   1,950  Texas Utilities                     78,731
   1,080  Union Electric Co.                  41,445
                                           ---------
                                             501,447
                                           ---------
Telephone (6.03%)
   1,650  Alltell Corp.                       58,369
  14,010  AT&T                               558,649
   4,770  Ameritech Corp.                    304,088
   3,800  Bell Atlantic                      262,675
   8,630  Bell South Corp.                   404,531
   1,010  DSC Comm. Corp.*                    21,210
   1,370  Frontier Corp.                      30,311
   8,410  GTE Corp.                          393,168
   5,970  MCI Communications                 213,428
   3,810  NYNEX Corp.                        196,215
   3,720  Pacific Telesis Group              151,590
   5,290  SBC Communications                 304,175
   3,740  Sprint Corporation Com.            170,170
   4,150  US West, Inc.                      149,400
   5,426  US West Media Group*                99,703
   7,672  Worldcom, Inc.                     204,267
                                           ---------
                                           3,521,949
                                           ---------
Energy (2.03%)
   1,630  American Elect. Pwr. Co.            68,053
   1,280  Baltimore Gas & Electric            35,200
   1,310  Carolina Power & Light              48,634
   1,830  Central & S/W Corp.                 44,606
     920  Coastal Corp.                       41,860
     820  Consolidated Natural Gas            41,820
   1,550  Dominion Resources                  62,388
   1,310  DTE Energy Co.                      39,628
     600  Enserch                             12,600
   1,980  Entergy Corp. New                   52,223
   1,590  FPL Group, Inc.                     72,345
   2,160  Houston Industries                  50,220
   4,360  Niagara Mohawk Power                44,690
     43   Nicor                               14,405
   1,190  Noram Energy Corp.                  17,850
     920  Northern States Power               43,815
   1,330  Ohio Edison                         29,925
     740  Pacific Enterprises                 22,570
   1,310  Panenergy Corp.                     55,839

  Shares                                      Value
  ------                                      -----
   1,930  Peco Energy Co.                 $    3,425
   3,610  PG & E                              82,030
   2,120  Public Services Enterprises.        59,625
     750  Sonat Inc.                          34,500
   5,850  Southern Co.                       127,238
   1,870  Unicom Corp.                        41,608
                                           ---------
                                           1,188,097
                                           ---------
          Total Utilities                  5,211,493
                                           ---------
Service (0.30%)
Distributor (0.08%)
   1,130  IKON Office Solution                46,613
                                           ---------
Consumer (0.10%)
   2,050  Service Corp. International         59,450
                                           ---------
Environmental Services (0.06%)
   2,720  Laidlaw                             37,740
                                           ---------
Miscellaneous (0.05%)
   1,400  PP&L                                32,025
                                           ---------
          Total Service                      175,828
                                           ---------
Transportation (1.30%)
Air Transportation (0.36%)
     790  AMR Corp.*                          62,114
     650  Delta Airlines                      52,325
   1,080  Federal Express*                    55,620
   1,260  Southwest Airlines Co.              29,610
     550  US Airways Group, Inc.*             10,863
                                           ---------
                                             210,532
                                           ---------
Railroad (0.88%)
   1,325  Burlington No./Santa Fe            110,306
     700  Conrail, Inc.                       73,150
   1,849  CSX Corp.                           84,870
   1,090  Norfolk Southern Co.                99,326
   2,120  Union Pacific Corp.                127,730
     910  Whitman Corp.                       21,385
                                           ---------
                                             516,767
                                           ---------
Trucking (0.06%)
     300  Caliber System, Inc.                 6,825
     570  Navistar Intl.*                      5,486
     710  Ryder System                        22,365
                                           ---------
                                              34,676
                                           ---------
    Total Transportation                     761,975
                                           ---------

Manufacturing (8.57%)
Consumer Durable (0.54%)
          Eastman Chemical Co.                37,485
          Eastman Kodak                      262,601
          Polaroid Corp.                      16,900
                                           ---------
                                             316,986
                                           ---------
Building & Housing (0.29%)
     250  Centex Corp.                        10,094
     310  Crane Co.                           10,114
     730  Corp.                               44,256
   1,400  Masco Co.                           49,175

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

  Shares                                      Value
  ------                                      -----
Building & Housing (continued)
     450  Owens Corning*                   $  19,069
     210  Pulte Corp.                          7,166
     770  Stanley Works                       29,453
                                           ---------
                                             169,327
                                           ---------
Chemical (2.79%)
     970  Air Products & Chem. Inc.           71,901
   2,130  Dow Chemical                       172,530
   4,870  Dupont De Nemours & Co.            522,308
     560  Ecolab, Inc.                        21,210
      77  Grace WR & Co.                      40,810
     550  Great Lakes Chemical                25,506
     930  Hercules                            43,245
     870  Millipore Corp.                     37,519
   5,090  Monsanto Co.                       185,149
   1,320  Morton Intl. Co.                    54,450
     580  Nalco Chemical                      21,315
   1,620  PPG Industries                      90,720
   1,350  Praxair, Inc.                       65,644
     640  Rohm & Haas Co.                     58,880
   1,300  Rubbermaid Inc.                     31,038
     510  Safety Kleen                         9,180
     750  Sherwin Williams                    42,094
     860  Sigma-Aldrich Corp.                 26,338
   1,130  Union Carbide Corp.                 53,393
   1,362  Williams Cos.                       59,588
                                           ---------
                                           1,632,818
                                           ---------
Diversified (0.55%)
   1,020  ITT Corp.*                          57,630
   1,390  Unilever (NY Shares)               264,795
                                           ---------
                                             322,425
                                           ---------
Paper & Forest Products (1.29%)
     420  Boise Cascade                       13,808
     830  Champion Intl.                      36,624
     790  Georgia Pacific Co                  61,620
   2,609  International Paper                108,926
     740  James River of Virginia             24,235
   2,446  Kimberly Clark                     259,276
     940  Louisiana-Pacific Co.               19,975
     450  Mead Corp.                          26,213
     250  Potlatch Corp.                      10,813
     480  Temple Inland                       26,460
     600  Union Camp Co.                      28,950
     880  Westvaco Corp.                      25,960
   1,720  Weyerhaeuser Co.                    79,550
     480  Willamette Inds.                    30,720
                                           ---------
                                             753,130
                                           ---------
Metal & Mineral (0.36%)
   1,982  Allegheny Teledyne, Inc.            50,541
     800  Armco Inc.*                          3,300
     960  Bethlehem Steel                      7,920
     420  Inland Steel Inds.                   8,295
     760  Nucor Corp.                         36,575
   2,500  USX-Marathon                        66,563
     730  USX-US Steel                        22,904
     790  Worthington Inds., Inc.             16,491
                                             212,589
Container (0.17%)
     260  Ball Corp.                           6,565
     460  Bemis Co.                           19,033
   1,110  Crown Cork & Seal                   61,605

  Shares                                      Value
  ------                                      -----
     860  Stone Container Corp.           $   11,180
                                           ---------
                                              98,383
                                           ---------
Computer (0.65%)
   3,550  Data General*                       68,781
   1,562  Dell Computer*                     111,097
   2,010  EMC Corp.*                          72,360
   1,930  Seagate Technology*                 91,193
   1,502  Silicon Graphics, Inc.*             36,236
                                           ---------
                                             379,667
                                           ---------
Non Ferrous Metal (0.66%)
   1,960  Alcan Aluminum Ltd.                 70,315
   1,510  Aluminum Co. of Amer.              107,588
     370  Asarco, Inc.                        11,563
   1,250  Englehard Corp.                     27,656
   1,465  Inco Ltd.                           51,458
     919  Newmont Mining Co.                  43,652
     570  Phelps Dodge                        40,755
     550  Reynolds Metals                     34,513
                                           ---------
                                             387,500
                                           ---------
Gold and Precious Metal (0.47%)
   3,103  Barrick Gold Corp.                  87,660
   1,950  Battle mountain Gold Co.            14,381
     810  Cypress Amax Mineral Co.            18,934
   1,210  Echo Bay Mines Ltd.                  9,378
   1,700  Freeport McMoran Cop.-B             57,800
   1,270  Homestake Mining Co                 20,955
   2,080  Placer Dome, Inc.                   44,720
   1,140  Santa Fe Pacific Gold Corp          21,375
                                           ---------
                                             275,203
                                           ---------
Miscellaneous (0.78%) Co  334,880
   1,560  Applied Materials, Inc.*            78,975
     870  Mallinckrodt Group, Inc.            36,975
     100  Nacco Industries Class A             5,425
                                           ---------
                                             456,255
                                           ---------

          Total Manufacturing              5,004,283
                                           ---------
Technology (12.43%)
Office Equipment (0.05%)
   3,070  Novell*                             31,084
                                           ---------
Electronic (3.89%)
     410  EG&G                                 8,918
     430  General Signal Co.                  18,759
     340  Harris Corp.                        25,075
   8,878  Hewlett-Packard Co                 497,168
   7,140  Intel Corp.                      1,012,988
   5,150  Motorola, Inc.                     287,756
   1,200  National Semiconductor*             31,350
   2,240  Northern Telecom                   161,000
     380  Perkin-Elme Corp.                   26,980
     450  Tektronix, Inc.                     21,938
   1,650  Texas Instruments                  127,256
     600  Thomas & Betts Co.                  26,775
     460  Western Atlas, Inc.*                28,003
                                           ---------
                                           2,273,966
                                           ---------
Bio-Technology (0.24%)
   2,300  Amgen*                             140,588

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

  Shares                                      Value
  ------                                      -----
Software (1.10%)
   1,638   Bay Networks*                 $    31,122
  10,390   Microsoft Corp.*                1,013,025
                                           ---------
                                           1,044,197
                                           ---------
Business-Machanics & Software (2.76%)
   1,050  Amdahl Corp.                        10,369
   1,080  Apple Computer, Inc.                17,550
   2,340  Compaq Computers*                  185,445
   1,350  Digital Equipment*                  44,213
   1,100  Honeywell                           78,238
   4,580  IBM                                658,375
   2,340  Intergraph*.                        19,305
   5,680  Oracle Systems                      80,763
   3,200  Sun Microsystems*                   98,800
   1,020  Tandem Computer, Inc.*              12,750
   1,510  Unisys Corp.*                       10,193
   2,820  Xerox Corp                         176,250
                                           ---------
                                            1,615,19
                                           ---------
Business Service (0.26%)
   3,894  First Data                         142,618
     200  Shared Medical Systems              10,925
                                           ---------
                                             153,543
                                           ---------
Semi Conductor (0.27%)
   1,170  Advanced Micro Devices*             41,974
   1,320  LSI Logic Corp.*                    45,540
   1,810  Micron Technology, Inc.             67,875
                                           ---------
                                             155,389
                                           ---------
Telecommunications (0.89%)
   4,330  Airtouch Communications*           117,993
   1,320  Cabletron Systems*                  39,600
   5,535  Lucent Technologies                298,198
   1,550  Tellabs, Inc.*                      61,806
                                           ---------
                                             517,597
                                           ---------
Aerospace Aircraft (1.76%)
   2,460  Allied Signal, Inc                 177,735
   3,031  Boeing                             308,404
     550  General Dynamics Corp.              36,988
   1,870  McDonnell Douglas Corp.            118,745
     500  Northrop Gruman Corp.               36,313
   1,900  Rockwell Intl. Corp.               123,025
     700  Textron, Inc.                       69,038
   2,120  United Technologies Corp.          159,530
                                           ---------
                                           1,029,778
                                           ---------
Telecom Equipment (0.43%)
   1,736  Lockheed Martin Corp.              153,636
   2,050  Raytheon                            96,606
                                           ---------
                                             250,242
                                           ---------
Miscellaneous (008%)
   1,470  3 Com Corporation*                  48,671
                                           ---------
          Total Technology                 7,260,196
                                           ---------
Energy (7.75%) Oil & Gas - Domestic (1.70%)
     880  Amerada Hess Corp.                  46,970
   4,320  Amoco Corp Inc.                     23,450
   1,400  Atlantic Richfield                 175,000

  Shares                                      Value
  ------                                      -----
   1,090  Burlington Resources, Inc.      $   47,824
     480  Columbia Gas System, Inc.           28,200
     220  Helmerich & Payne                    9,295
     430  Kerr McGee Co.                      26,929
     910  Oryx Energy                         18,200
     400  Pennzoil                            22,950
   2,290  Phillips Petroleum Co.              94,749
     790  Santa Fe Energy Resources           10,171
   1,480  Sun Co                              39,960
   2,160  Unocal Corp.                        83,430
                                           ---------
                                             992,168
                                           ---------
 Oil & Gas International (4.96%)
   5,670  Chevron Corp.                      365,715
  10,790  Exxon Corp                       1,077,651
   3,420  Mobil Corp                         419,805
   4,660  Royal Dutch Pet.-ADR               806,180
   2,300  Texaco                             227,413
                                           ---------
                                           2,896,764
                                           ---------
Oil & Gas Service (0.48%)
     700  Rowan Cos., Inc.*                   13,913
   2,130  Schlumberger                       214,331
   2,164  Union Pacific Resources Grp         52,747
                                           ---------
                                             280,991
                                           ---------
Natural Gas (0.16%)
   2,200  Enron                               87,725
     240  Oneok, Inc                           6,840
                                           ---------
                                              94,565
                                           ---------
Energy Raw Material (0.45%)
   1,260  Baker Hughes, Inc.                  44,730
   1,560  Dresser Inds.                       47,385
     180  Eastern Enterprises                  6,053
   1,084  Halliburton Co.                     70,054
     300  Louisiana Land & Explor.            14,325
     480  McDermott International             10,680
   2,810  Occidental Petroleum                71,655
                                           ---------
                                             264,882
                                           ---------

          Total Energy                     4,529,370
                                           ---------

Total Common Stocks (Cost $38,235,424)    52,985,818
                                           ---------

                               S&P 500 INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                               February 28, 1997
                                  (unaudited)
         Par
         Value                                                           Value
         -----                                                           -----

Short Term Investments (9.13%)
               United States Treasury Bills
 $  200,000    4.760%    03/20/97 (b)                                $  199,488
    500,000    4.920%    03/27/97 (b)                                   498,209

  1,735,907    Portico U.S. Government Money Market Fund              1,735,907

  2,898,447    Portico Institutional Money Market Fund                2,898,447
                                                                      ---------
               Total Short-Term Investments (Cost $5,332,051)         5,332,051
                                                                      ---------
               Total Investments (Cost $43,567,475)(99.82%)          58,317,869
               Other Net Assets (0.18%)                                 103,716
                                                                    -----------
Net Assets (100.00%)                                                $58,421,585
                                                                    ============

* Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $43,567,475. At February 28, 1997, unrealized apprec- iation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                            $ 15,575,539
                Unrealized depreciation                                (825,145)
                                                                      ---------
                    Net unrealized appreciation                    $ 14,750,394
                                                                     ==========

(b) At February 28, 1997, certain United States Treasury Bills with a market value of $239,461 were pledged to cover margin requirements for futures contracts.

(c)  Futures   contracts   at   February   28,   1997   (Contracts-$500    times
     premium/delivery month/commitment)

                                                                     Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
        S&P 500 Stock Index:
        8/March 97/Long                                           $   (10,630)
        5/June 97/Long                                                115,225
                                                                  -----------
                                                                  $   104,595
                                                                  ===========
                 See accompanying notes to financial statements

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

  Shares                                      Value
  ------                                      -----
COMMON STOCKS (90.68%)

Capital Goods (4.89%)
Production (0.15%)
   1,000  Tecumseh Prod. Co. Cl. A          $ 57,250
                                           ---------

Machinery-Industrial (0.96%)
   1,200   Albany Intl. Corp. Cl A            26,100
     500   Lawson Products*                   11,000
   1,600   Modine Manufacturing Co.           44,000
   1,800   Stewart &Stevenson Svcs.           47,025
   1,900   Watson Pharm, Inc.*                82,888
   1,200   Watts Industry                     31,050
   2,200   York Intl. Corp. New Com.          97,075
                                           ---------
                                             339,138
                                           ---------
Pollution Control (0.17%)
   1,600   Calgon Carbon Corp.                18,000
   1,400   Donaldson Co. Inc                  47,075
                                           ---------
                                              65,075
                                           ---------
Engineering &Construction (0.48%)
   1,400   Jacobs Engineering Group*          36,050
   1,300   Structural Dyn. Research*          25,838
   1,900   Vulcan Materials Co.*             123,025
                                           ---------
                                             184,913
                                           ---------
Electrical Equipment (2.37%)
   1,700   Ametek, Inc.*                      36,550
   3,400   Cirrus Logic, Inc.*                46,113
   3,530   Hubble, Inc. Cl. B                149,584
   3,500   Integrated Device Tech.*           38,500
   3,050   IPALCO*                            96,456
   3,348   Mark IVIndustries, Inc.            77,841
   5,306   Molex, Inc.*                      189,689
   4,400   Teradyne, Inc.*                   119,900
   1,600   Varian Assoc.*                     92,400
   3,230   Vishay Intertechnology, Inc.*      73,886
                                           ---------
                                             920,919
                                           ---------
Transportation Equipment (0.64%)
   3,100   Danaher Corp.*                    134,075
   2,100   Federal Signal*                    52,762
   1,900   Trinity Industries                 61,275
                                           ---------
                                             248,112
                                           ---------
Conglomerate (0.22%)
   1,540   Newport News Shipbuilding*         23,870
   1,600   Rayonier, Inc                      60,800
                                           ---------
                                              84,670
                                           ---------
           Total Capital Goods             1,900,077
                                           ---------

Consumer Cyclical (6.02%)
Housing (0.23%)
   6,241  Clayton Homes, Inc.*                88,934
                                           ---------

Building Material (0.04%)
     900  Calmat Co                           16,425
                                           ---------

Auto &Truck (0.12%)
     900  Teleflex, Inc.*                     47,250
                                           ---------

  Shares                                      Value
  ------                                      -----
Auto Parts (0.15%)
     900  Arvin Inds., Inc                $   21,150
   1,600  Superior Industries                 38,400
                                           ---------
                                              59,550
                                           ---------
Tire & Rubber (0.13%)
   1,600  Carlisle Cos., Inc                  52,400
                                           ---------

Appliance (0.03%)
     300  National Presto Inds.*              11,288
                                           ---------
Household Products (0.14%)
   2,400  Fingerhut Cos                       35,100
     800  Stanhome Inc                        20,300
                                           ---------
                                              55,400
                                           ---------
Textile & Apparel (0.80%)
  2,600   Burlington Inds., Inc.*             33,475
  7,200   Shaw Industries, Inc.               93,600
  3,100   UNIFI, Inc                          98,813
  2,700   Warnco Group Cl A                   86,043
                                           ---------
                                             311,951
                                           ---------
Shoes (0.23%)
   1,900  Nine West Group, Inc.*              89,300
                                           ---------
Retail-General (3.28%)
    200   American Stores Comp.                8,950
  3,600   Bed Bath & Beyond*                  93,600
  2,300   Best Buy Co.*                       21,275
  3,600   Callaway Golf Co.                  114,750
  2,550   Claire's Stores, Inc.               36,019
  3,125   Consolidated Stores Corp.*         109,766
  4,803   Dollar General Corp.*              136,285
  1,100   Duty Free International*            15,675
  3,000   Family Dollar Stores*               70,875
  2,000   Fastenal Co                         72,500
    800   Hancock Fabrics                     10,100
  2,200   Heilig-Meyers Co                    31,075
  3,900   Kohls Department Stores*           179,400
  1,200   Macfruegals Bargains*               32,550
  1,100   Meyer, Fred, Inc.*                  43,588
  1,800   Micro Warehouse, Inc.*              25,875
  2,104   Payless Shoesource*                 90,472
  1,700   Tambrands*                          73,100
  1,740   Tiffany &Co                         60,465
  1,700   Waban, Inc.*                        48,663
                                           ---------
                                           1,274,983
                                           ---------
Lodging (0.86%)
  9,600   Mirage Resorts, Inc.*              238,800
  2,700   Promus Hotel Corp.*                 95,513
                                           ---------
                                             334,313
                                           ---------

          Total Consumer Cyclical          2,341,794
                                           ---------
Consumer Non-Durable (18.60%)
Healthcare (1.13%)
   2,600  Appria Healthcare Group*            46,475
   2,900  Covance, Inc.*                      55,100
     600  Datascope Corp.*                    12,600
   1,200  Dentsply International, Inc.        62,700
     500  Diagnostic Products Corp.           15,500

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

  Shares                                      Value
  ------                                      -----
Healthcare (continued)
   2,100  Hlthcare & Retirement Del.*      $  56,963
   3,000  Nelcor Puritan Bennet, Inc.*.       52,125
     817  Pacificare Health System*           68,407
      84  Talbert Med. Mgt. Hldg. Rt.*         1,801
   2,847  Value Health, Inc.*                 68,328
                                           ---------
                                             439,999
                                           ---------
Consumer Products (0.44%)
   2,833  AC Nielson Corp.*                   41,787
   2,200  First Brands Corp.*                 54,725
   1,354  Lancaster Colony Corp.              61,946
   4,000  Service Merchandise Co.*            14,500
                                           ---------
                                             172,958
                                           ---------
Food Beverage &Tobacco (3.39%)
   1,700  Bob Evans Farms                     23,163
   6,800  Coca-Cola Enterprises              419,900
   1,800  Dean Foods Co                       58,725
   3,200  Dole Food Company                  122,400
      60  Dreyer Grand Ice Cream*             18,563
   2,650  Flowers Inds., Inc                  61,281
   3,900  Hormel Foods Corp.                 102,375
     800  International Multifoods, Inc.*     16,900
   1,300  Lance, Inc                          24,050
   4,300  McCormick &Co                      101,588
   1,100  Savanna Foods &Inds.                16,088
   1,200  Smucker (J.M.)Co. Cl. A             19,950
  11,550  Tyson Foods, Inc. Cl. A            233,888
   1,900  Universal Corp.*                    59,850
   1,100  Universal Foods Corp.               37,950
                                           ---------
                                           1,316,671
                                           ---------
Retail-Food &Drugs (1.03%)
   1,954  Hannaford Brothers Co.              69,611
   3,600  Revco D.S., Inc.*                  147,150
   1,800  Ruddick Corp                        28,000
   2,300  Vons Co.*                          156,688
                                           ---------
                                             402,249
                                           ---------
Communications & Media (1.40%)
   2,300  Belo (A.H.)Corp. Sr. A              86,825
     600  CPICorp.*                           11,025
   1,000  Information Resources*              14,875
   3,900  Omnicom Group*                     193,538
   1,000  TCACable TV, Inc                    32,000
     600  Washington Post, Class B           207,900
                                           ---------
                                             546,163
                                           ---------
Entertainment & Leisure(0.79%)
   1,600  Chris Craft Industries*             65,800
   5,500  Circus Circus Enterprises, Inc.*   171,875
   2,178  Gtech Holdings Corp.*               68,335
                                           ---------
                                             306,010
                                           ---------
 Apparel (0.38%)
     900  Ann Taylor Stores*                  18,000
   2,400  Jones Apparel Group*                89,100
   1,400  Lands End                           38,850
                                           ---------
                                             145,950
                                           ---------
Drugs (1.84%)
   2,750  Allegiance Corp                     72,531
   1,770  Bergen Brunswig Corp. Cl A          56,861
   1,800  Carter-Wallace, Inc                 25,875
   2,400  Forest Laboratories Cl. A*          91,500

  Shares                                      Value
  ------                                      -----
Drugs (continued)
   6,200  IVAX Corp                         $ 75,950
   3,400  McKesson Corp                      225,250
   6,300  Mylan Laboratories*                105,525
   1,100  R PScherer Corp.*                   63,525
                                           ---------
                                             717,017
                                           ---------
 Hospital Supply &Service (0.76%)
   1,100  Acuson Corp.*                       30,525
   5,620  Laboratory Corp. of Am. Hld.*       21,075
   1,201  Pacificare Health Sys. A*           96,064
   5,100  Stryker Corp                       147,900
                                           ---------
                                             295,564
                                           ---------
Cosmetics & Soap (0.05%)
    800   Church and Dwight*                  21,300
                                           ---------
Printing & Publishing (0.57%)
  16,000  Banta Corp.*                        40,400
     600  Gibson Greetings, Inc               12,375
   2,000  Glatfelter (P.H.) Co.*              34,250
     800  Golden Books Family Ent.*            7,500
     600  Houghton Mifflin Co                 33,075
   2,200  Lee Enterprises*                    51,700
   1,400  Media General Inc. Cl. A            42,000
                                           ---------
                                             221,300
                                           ---------
Restaurant (0.76%)
   4,100  Brinker International*              48,687
   1,200  Buffets, Inc.*                       8,625
   3,200  Cracker Barrel Old Country*         87,200
   1,000  Intl. Dairy Queen, Inc.*            21,500
   2,100  Lone Star Steakhouse*               55,650
   2,300  Outback Steakhouse, Inc.*           54,913
     750  Sbarro, Inc.*                       19,500
                                           ---------
                                             296,075
                                           ---------

Business Service (2.17%)
   2,500  Cintas Group*                      135,000
   2,400  Comdisco                            85,475
   4,700  Dial Corp                           70,500
   2,700  Noble Affiliates                   105,300
   3,650  Paychex, Inc.*                     158,775
   1,800  PHHCorporation*                     86,175
   2,200  Pittson Brink's Group*              56,650
   4,700  Vaid Corp                           75,200
   2,400  Wallace Computer Services           81,300
                                           ---------
                                             843,600
                                           ---------
Office Products (1.97%)
   1,300  Hon Inds.                           49,725
   1,400  Intellegent Electronics, Inc.        4,900
   1,300  Miller (Herman), Inc.               70,500
   8,200  Office Depot*                      105,300
   6,300  Office Max, Inc.*                  158,775
   1,200  Standard Register Co.               86,175
   8,350  Staples, Inc.*                      56,650
   3,281  Unisource Worldwide, Inc.           75,200
   4,400  Viking Office Products*             81,300
                                           ---------
                                             765,711
                                           ---------
Healthcare Services (1.79%)
   5,100  Cardinal Health, Inc.*             313,650
   3,000  Foundation Health Corp.*           113,250
   1,600  Healthcare Compare Corp.*           68,300

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

  Shares                                      Value
  ------                                      -----
Healthcare Services (continued)
   2,209  Horizon/CMS Hlthcare Corp.*      $  36,172
   2,500  Novacare, Inc.*                     31,250
   3,800  Vencor, Inc.*                      131,575
                                           ---------
                                             694,197
                                           ---------
Health & Beauty Aids (0.12%)
   4,000  Perrigo Co.*                        48,500
                                           ---------

          Total Consumer Non-Durable       7,233,264

Banking & Financial Services(16.92%)
Bank & Bank Holding Cos. (8.54%)
   2,150  Bancorp Hawaii, Inc.                94,600
   3,000  Central Fidelity Banks, Inc.        87,375
   2,384  City National Corp                  57,812
   5,400  Crestar Financial Corp.            198,450
   1,300  Dauphin Deposit Corp.               55,088
   3,400  First of America Bancorp           212,925
   3,950  First Security Corp. Del.          137,756
          3,200 First Tennesse Ntl., Corp.   149,600
   1,800  First Virginia                      94,950
   7,800  Firstar Corp.*                     238,875
   5,400  Hibernia Bank*                      74,925
   5,000  Marshall and Isley Corp.*          197,500
          3,350 Merchantile Bancorporation   193,881
   2,200  Mercantile Bankshares Corp.         81,675
   5,800  Northern Trust                     246,500
   4,600  Pinnacle West                      143,750
   3,300  Regions Financial Corp.*           194,288
   4,900  Southtrust Corp                    194,163
          4,400 State Street Boston Corp.*   353,650
   4,800  Summit Bancorp                     229,200
   1,900  Wilmington Trust Corp.              85,975
                                           ---------
                                           3,322,938
Finance Company (0.18%)
   4,500  Nabors Inds.*                       69,188
                                           ---------
Investment Company (0.53%)
   6,811  Bear Stearns Cos., Inc.*           204,341
                                           ---------
Insurance (4.09%)
   7,562  AFLACCorp.*                        305,316
   3,200  American Fin. Group, Inc.*         120,000
   1,100  Hartford Steam*                     50,325
   3,400  Healthsource, Inc.*                 70,975
   3,900  Oxford Health Plans*               217,425
   3,800  Progressive Corp                   251,275
   2,100  Provident Cos.*                    114,450
   5,800  SunAmerica*                        266,075
   1,700  The PMIGroup                        93,075
   1,200  Transatlantic Holdings, Inc.       101,250
                                           ---------
                                           1,590,166
                                           ---------
Financial Services (3.58%)
   9,300  Charles Schwab Corp.*              348,750
   3,325  AGEdwards                          118,038
   8,300  Equifax                            246,925
   6,450  Franklin Resources, Inc.           377,325
   5,200  Paine Webber*                      169,650

  Shares                                      Value
  ------                                      -----
Financial Services
(continued)
   3,000  T. Rowe Price*                  $  132,375
                                           ---------
                                           1,393,063
                                           ---------

           Total Banking &Finance          6,579,696
                                           ---------
Utility (10.20%)
Electric (7.64%)
   6,400  Allegheny Power System*            196,000
   2,400  Atlantic Energy, Inc.               41,100
     600  Black Hills Corp                    16,650
   2,300  Calenergy, Inc.*                    76,763
     900  Central Louisiana Electric          23,963
   1,300  Central Maine Power Co.             14,463
   4,800  CMSEnergy Corp.*                   157,200
   2,700  Delmarva Power &Light               52,313
   5,100  Florida Progress Corp.             160,650
   1,300  Hawaiian Electric Inds.             45,663
   1,700  Idaho Power Co                      52,488
   4,000  Illinova Corp                      100,000
   3,300  Kansas City Power &Light            94,050
   3,000  LG&EEnergy Corp.                    74,250
   5,364  Midamerican Energy Co.*             88,506
   1,400  Minnesota Power &Light              39,200
   2,500  Montana Power Co.                   54,688
   2,100  Nevada Power Co                     42,788
   3,400  New Eng. Elect. System             118,575
   3,800  New York State Elec. &Gas           88,350
   3,300  Nipsco Industries                  131,588
   6,700  Northeast Utilities                 69,513
   2,100  Oklahoma Gas &Electric*             88,463
   2,700  Portland General Corp.             105,638
    6,30  Potomac Electric Power Co          159,863
   3,400  Public Service Co. of Colo.        132,600
    1,70  Public Svc. Co. of N. Mex.*         31,238
   4,196  Puget Sound Power &Light           106,474
   5,500  SCANACorp                          143,688
          1,900 Southwestern Pub. Svc. Co.    68,638
   6,200  Teco Energy, Inc                   151,125
   2,100  Utilicorp United Inc.               56,438
   5,900  Wisc. Energy Corp                  151,188
   1,400  WPLHoldings, Inc                    38,850
                                           ---------
                                           2,972,964
                                           ---------
Gas (0.76%)
   2,500  Atlanta Gas Light Co.*              48,750
   2,600  Brooklyn Union Gas Co.              74,100
     900  Indiana Energy, Inc                 23,400
   3,500  MCNCorp                            105,875
   1,900  Washington Gas Light Co.            42,038
                                           ---------
                                             294,163
                                           ---------
Telephone (1.73%)
   6,174  360 Communications Co.*            133,513
   1,700  Aliant Communications*              28,475
   3,100  Century Telephone Entps.            94,938
   5,075  NCR Corp.*                         167,475
   3,400  Southern New Eng. TeleCom.         123,250
   3,100  Telephone &Data                    124,000
                                           ---------
                                             671,651
                                           ---------
                                       20

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

  Shares                                      Value
  ------                                      -----
Miscellaneous (0.07%)
   1,900  Vanguard Cellular Sys. Cl. A*    $  26,838
                                           ---------
          Total Utility                    3,965,616
                                           ---------
Service (2.84%)
Distributor (0.44%)
   2,100  Alexander &Baldwin, Inc.            56,175
   4,000  American Water Works, Inc.          93,500
     700  Scholastic Corp.*                   23,100
                                           ---------
                                             172,775
                                           ---------
Pollution Control (0.87%)
   9,400  USAWaste Services, Inc.*           338,400
                                           ---------
Business (1.31%)
   2,400  Fiserv, Inc.*                       78,600
   1,700  Kelly Services, Inc. Cl. A          46,750
   4,300  Man Power, Inc.*                   162,325
   3,000  Medaphis*                           29,813
   3,650  Olsten Corp                         65,244
   3,000  Robert Half Intl.*                 124,875
                                           ---------
                                             507,607
Consumer (0.22%)
   1,900  Rollins, Inc.*                      35,863
   3,000  Sotheby's                           51,000
                                           ---------
                                              86,863
                                           ---------

          Total Service                    1,105,645
                                           ---------
Transportation (1.74%)
Air Transportation (0.18%)
   1,000  Airbourne Freight Corp.             27,375
     500  Alaska Airgroup, Inc.*              11,875
   1,400  ASAHoldings, Inc.*                  31,675
                                           ---------
                                              70,925
                                           ---------
Railroad (0.79%)
     900  Gatx Corp.                          44,100
   3,250  Illinois Central Corp. Cl. A       111,719
   1,900  Kansas City Southern Inds.          99,750
   2,600  Ogden Corp                          52,975
                                           ---------
                                             308,544
                                           ---------

Trucking (0.24%)
  1,100  Arnold Inds., Inc.                   15,263
  2,100  Consolidated Freigtways              51,975
  2,000  Hunt (J.B.)*                         27,750
                                           ---------
                                              94,988

Miscellaneous (0.52%)
   1,100  American President Cos. Ltd.*       25,300
   4,100  Harley Davidson                    153,238
   1,400  Overseas Shipholding Group          24,325
                                           ---------
                                             202,863
                                           ---------

          Total Transportation               677,320
                                           ---------

Manufacturing (8.42%)
Consumer Durable (0.43%)
    4,700 Leggett & Platt*                   168,613
                                           ---------

  Shares                                      Value
  ------                                      -----
Building & Housing (0.06%)
     700  Southdown, Inc.                   $ 25,025
                                           ---------

Chemical (3.29%)
   3,200  Airgas, Inc.*                       61,600
   3,000  Albemarle Corp.*                    58,875
   1,300  Betzdearborn, Inc                   84,338
   3,400  Cabot Corp                          79,900
   3,267  Crompton &Knowles Corp.             62,073
   2,300  Cytec, Inds.*                       91,138
   1,000  Dexter Corp.*                       29,500
   5,400  Ethyl Corp                          49,275
   1,200  Ferro Corp                          37,800
     600  Fuller (H.B.) Corp.*                29,250
   2,000  Georgia Gulf Corp.*                 54,000
   4,800  IMCGlobal, Inc                     167,400
   5,000  Iowa Beef Processing               116,250
   1,800  Lawter International                20,925
   3,300  Lubrizol Corp                      114,263
   4,200  Lyondell Petrochemical              99,225
     400  NCHCorp                             23,800
   3,375  RPM, Inc. Ohio                      59,484
   2,000  Schulman (A.), Inc.*                38,750
                                           ---------
                                           1,277,846
                                           ---------
Diversified (0.70%)
     800  Goulds Pumps, Inc.                  18,850
     600  Lukens, Inc                         11,175
     800  Nordson Corp                        44,800
   2,600  Olin Corp.*                        104,000
   3,000  Witco Corp                          92,250
                                           ---------
                                             271,075
                                           ---------
Capital Good (0.50%)
   2,600  Harsco Corporation                  93,600
   1,200  Kennametal, Inc                     49,200
   1,900  Keystone Intl., Inc                 35,863
   1,000  Magnetek, Inc.*                     16,625
                                           ---------
                                             195,288
                                           ---------
Paper & Forest Product (0.91%)
   1,800  Bowater, Inc.*                      76,275
   1,000  Chesapeake Corp.*                   29,625
   2,400  Consolidated Papers                121,500
   2,700  Longview Fibre Co.                  41,513
   1,700  Pentair, Inc                        53,338
   1,512  Wausau Paper Mills Co.*             30,051
                                           ---------
                                             352,302
                                           ---------
Metal & Minerals (0.43%)

     600  Brush Wellman                       10,575
     900  Carpenter Technology*               32,850
   2,475  Hanna (M.A.)Co                      51,356
     300  Maxxam, Inc.*                       14,438
   1,200  Minerals Technology, Inc.           45,450
     800  Oregon Steel Mills, Inc             13,600
                                           ---------
                                             168,269
                                           ---------
Container (0.62%)
     500  Cleveland Cliffs Corp.*             21,500
   2,200  Sealed Air Corp.*                   90,475
   4,875  Sonoco Products, Inc.              127,969
                                           ---------
                                             239,944
                                           ---------

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

 Shares                                       Value
 ------                                       -----
Computer (0.70%)
   2,044  ASTResearch, Inc.*                $  9,581
     800  Exabyte Corp.*                       8,750
     700  Measurex Corp.*                     24,413
   2,300  Quantum Corp.*                      91,425
   1,200  Sequent Computer Systems*           20,625
   2,814  Storage Technology Corp.*          117,485
                                          -----------
                                             272,279
                                          -----------
Non Ferrous Metals (0.33%)
   2,400  Alumax, Inc.*                       93,900
   1,400  Federal Mogul Corp.                 34,475
                                          -----------
                                             128,375
                                          -----------
Miscellaneous (0.46%)
   6,600  International Game Tech.*          115,500
     700  Kaydon Corp.*                       30,275
   1,800  Wellman, Inc.*                      31,500
                                          -----------
                                             177,275
                                          -----------

           Total Manufacturing             3,276,291
                                          -----------

Technology (14.68%)
Office Equipment (0.39%)
   3,600  Diebold                            151,200
                                          -----------
Electronic (1.81%)
   2,637  Arrow Electronics, Inc.*           148,002
   2,300  Avnet, Inc.*                       143,750
   2,400  Litton Inds.*                      103,200
   3,900  Sensormatic Elect. Corp.            67,275
   2,600  Solectron Corp.*                   137,475
   1,200  Symbol Technologies, Inc.*          60,300
   1,300  Verifone, Inc.*                     45,175
                                          -----------
                                             705,177
                                          -----------
Biotechnology (1.69%)
   1,500  Beckman Instruments, Inc.           62,250
   3,800  Biogen, Inc.*                      187,150
   3,600  Centocor, Inc.*                    136,350
   8,812  Chiron Corp.*                      182,849
   3,400  Genzyme Corp.*                      87,550
                                          -----------
                                             656,149
                                          -----------
Software (3.96%)
   3,900  Adobe Systems, Inc.                142,350
   5,400  BMCSoftware, Inc.*                 231,188
   4,325  Cadence Design System, Inc.*       159,484
   2,200  Compuware Corp.*                   136,950
   2,800  Electronic Arts*                    87,500
   7,800  Informix Corp.*                    136,013
   6,700  Parametric Tech. Co.*              377,713
   4,400  Reynolds &Reynolds Cl. A           123,200
   3,766  Sterling Software*                 109,214
   2,300  Symantec Corp.*                     35,938
                                          -----------
                                           1,539,550
                                          -----------
Business-Mechanics & Software (0.76%)
     600  Advance Labs Tech.*                 21,300
   4,400  American Online, Inc.*             165,000
     750  Granite Construction, Inc           13,453
   2,100  Imation Corp.*                      55,913
   1,200  Stratus Computer*                   40,650
                                          -----------
                                             296,316
                                          -----------

 Shares                                       Value
 ------                                       -----

Business-Service (0.10%)
     900  Policy Mgmt. Systems Corp.*       $ 38,700
                                          -----------
Semiconductor (2.46%)
   4,600  Altera Corp.*                      208,725
   5,100  Atmel Corp.*                       190,613
   3,800  Cypress Semiconductor*              50,350
   3,900  Linear Technology Corp.            177,450
   3,200  Maxim Integrated Products*         158,800
   3,800  Xilinx, Inc.*                      171,475
                                          -----------
                                             957,413
                                          -----------
Telecommunications (1.79%)
   6,600  ADC Telecommunications, Inc.*      178,200
   2,500  Comsat Corp                         65,625
  11,414  Nextel Communications*             162,650
   2,200  Octel Communications*               40,425
   4,500  U S Robotics Corp                  251,156
                                          -----------
                                             698,056
                                          -----------
Aerospace Aircraft (0.49%)
     950  Precision Castparts                 46,550
   3,300  Sunstrand Corp                     143,963
                                          -----------
                                             190,513
                                          -----------
Aerospace/Defense (0.36%)
   1,300  Gencorp, Inc                        24,538
   1,100  OEA, Inc                            51,013
   1,100  Ronr, Inc.*                         19,938
     800  Thiokol Corp.*                      44,600
                                          -----------
                                             140,089
                                          -----------
Miscellaneous (0.86%)
   4,200  Amer. Pwr. Conversion Corp.*        87,675
   8,133  Analog Devices*                    189,092
   1,150  Duriron Co                          25,731
   3,300  Mentor Graphics                     31,556
                                          -----------
                                             334,054
                                          -----------

              Total Technology             5,707,217
                                          -----------
Energy (6.37%)
Oil & Gas-Domestic (3.16%)
   3,100  Anadarko Petroleum Corp.           174,375
   4,700  Apache Corp                        152,163
   2,711  El Paso Natural Gas                145,377
   2,800  Mapco, Inc                          88,900
   2,400  Murphy Oil Corp                    111,300
   1,700  National Fuel Gas Co.               73,100
   1,600  Parker &Parsley Petro Co.           47,200
   1,700  Quaker State Corp                   24,863
   2,200  Questar*                            79,750
   1,500  Seagull Energy Corp.*               27,563
   6,900  Tosco Corp                         192,338
   3,730  Ultramar Diamond Shamrock*         113,765
                                          -----------
                                           1,230,694
                                          -----------
Oil &Gas-International (0.38%)
   2,200  Parker Drilling Co.*                18,425
   5,200  Ranger Oil Ltd                      46,800
   2,691  Weatherford Enterra, Inc.*          80,730
                                          -----------
                                             145,955
                                          -----------

                              S&P MIDCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

 Shares                                       Value
 ------                                       -----

Oil &Gas Service (1.96%)
   1,300  BJServices*                       $ 51,675
   3,200  Ensco Intl., Inc.*                 138,800
   8,800  Global Marine, Inc.*               163,900
   2,100  Smith International. Inc.*          85,313
   3,300  Tidewater, Inc                     141,900
   2,600  Transocean Offshore, Inc.          145,275
   1,600  Varco Intl., Inc.*                  36,000
                                          -----------
                                             762,863
                                          -----------

 Shares                                       Value
 ------                                       -----

Energy-Raw Materials (0.67%)
   3,993  AESCorp.*                       $  261,043
                                          -----------

Miscellaneous (0.20%)
     400  Sequa Corp.*                        15,700
   2,000  Valero Energy Corp.*                63,000
                                          -----------
                                              78,700
                                          -----------

          Total Energy                     2,479,255
                                          -----------

Total Common Stock
  (cost $27,032,6300)                     35,266,139
                                          -----------

        Par
        Value                                                                               Value
        -----                                                                               -----

Short Term Investments (9.25%)
                  United States Treasury Bills
  $  2,250,000    4.760%    03/20/97 (b)                                               $  2,244,229

     1,353,964    Portico Institutional Money Market Fund                                 1,353,964
                                                                                        ------------
                  Total Short-Term Investments (cost $3,598,193)                          3,598,193
                                                                                        ------------
                  Total Investments (Cost $30,630,823)(99.93%)                           38,864,332
                  Other Net Assets (0.07%)                                                   26,005
                                                                                        ------------
                       Net Assets (100.00%)                                             $38,890,337
                                                                                        ============

----------
*       Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $30,630,823. At February 28, 1997, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

   Unrealized appreciation                                          $10,373,593
   Unrealized depreciation                                           (2,140,084)
                                                                    ------------
      Net unrealized appreciation                                    $ 8,233,509
                                                                    ============

(b) At February 28, 1997, certain United States Treasury Bills and money market funds with a market value of $159,646 were pledged to cover margin requirements for futures contracts.

(c)   Futures   contracts   at   February   28,   1997   (Contracts-$500   times
premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
   S&P 400 Index:
        13/March 96/Long                                             $  39,565
         7/June 96/Long                                                  4,500
                                                                  ------------
                                                                     $  44,065
                                                                  ============
                 See accompanying notes to financial statements

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

   Shares                                     Value
   ------                                     -----
Common Stock (8738%)
Capital Goods (516%)
Machinery - Agri. & Const (063%)
     629  Agco Corp.*                      $  17,848
      71  Lindsay Manufacturing Co             3,302
                                          -----------
                                              21,150
                                          -----------
Machinery-Industrial (086%)
     300  BMC Industries Inc.                  8,588
     267  BWIP Holding A*                      4,272
      65  KYSOR Industrial                     2,779
     307  PAXAR Corporation*                   5,833
     462  Vicor Corp.*                         7,565
                                          -----------
                                              29,037
                                          -----------
Pollution Control (139%)
     172  Ionics Inc.*                         8,493
   1,100  US Filter Corp.*                    38,500
                                          -----------
                                              46,993
                                          -----------
Engineering & Construction (078%)
     218  CDI Corp.*                           7,140
     180  Greenfield Industries*               3,938
     117  Lone Star Industries                 5,075
     126  Manitowoc Company Inc.               4,237
     589  Morrison Knudson Corp.*              5,890
                                          -----------
                                              26,280
                                          -----------
Electrical Equipment (118%)
     180  Belden Inc.                          6,413
     177  California Microwave Inc.*           2,544
     227  Chips & Technologies Inc.*           2,894
     560  International Rectifier Corp.*       7,560
     151  Kuhlman Corp.*                       3,549
     188  Marshall Industries*                 6,228
     201  Oak Industries*                      4,070
     248  Pioneer Standard Electronics*        3,472
     243  Trimble Navigation Ltd*              3,159
                                          -----------
                                              39,889
                                          -----------
Transportation Equipment (031%)
     153  SPX Corp.                            7,019
     208  Wabash Natl Corp.*                   3,562
                                          -----------
                                              10,581
                                          -----------

          Total Capital Good                 173,930
                                          -----------
Consumer Cyclical (783%)
Optical Photo Equipment (001%)
     231  X-Rite Inc.                          3,783
                                          -----------
Housing (051%)
     497  Oakwood Homes Corp.*                 9,816
     373  Toll Bros*                           7,227
                                          -----------
                                              17,043
                                          -----------
Building Material (104%)
     213     ABM Industries Inc.               3,994
     300     Apogee Enterprises Inc.           5,963
     262     Geon Co*                       $  5,633
     291     Justin Industries                 3,383
     282     Rexel Inc.*                       5,076
     123     Texas Industries Inc.             7,165
     169     Visx Inc.*                        3,760
                                          -----------
                                              34,974
                                          -----------
Auto & Truck (009%)
     150   Wynn's International Inc.           3,094
                                          -----------
Auto Part (089%)
     230  AO Smith *                           7,734
     348  Breed Technologies Inc.*             7,613
     163  Clarcor Inc.                         3,749
     379  Gentex Corp.*                        7,012
     115  O'Reilly Automotive Inc.*            3,838
                                          -----------
                                              29,946
                                          -----------
Appliance  (025%)
     447  Fedders Corp.*                       2,850
     235  Interface Inc.                       5,434
                                          -----------
                                               8,284
                                          -----------
Household Product (044%)
     197  Aptargroup Inc.*                     7,831
     280  Williams-Sonoma Inc.*                7,053
                                          -----------
                                              14,884
                                          -----------
Textile & Apparel (143%)
     245  Authentic Fitness Corp.              3,553
     197  Brown Group                          3,201
     196  Fabri-Centers of America*            3,210
     225  G & K Services Inc. -CL A            7,284
     317  Griffon Corporation*                 4,438
     233  Kellwood Co*                         5,505
     379  Mohawk Industries*                   9,996
     440  Nautica Enterprises Inc.*           11,000
                                          -----------
                                              48,187
                                          -----------
Shoes (047%)
     122  Timberland Company*                  4,941
     305  Wolverine World Wide                10,828
                                          -----------
                                              15,769
                                          -----------
Retail - General (225%)
     177  Carson Pirie Scott*                  4,823
     999  Compusa*                            19,980
     182  Discount Auto Parts, Inc.*           2,594
     249  Dress Barn, Inc.*                    4,264
     308  Eagle Hardware & Garden*             6,006
     259  Michaels Stores*                     3,820
     495  Pier 1 Imports                       8,601
     303  Proffitts Inc.                       9,810
     353  Shopko Stores, Inc.*                 5,516
     251  Stein Mart Inc.*                     5,961
     132  Toro Company                         4,571
                                          -----------
                                              75,946
                                          -----------
Lodging (035%)
     216  Marcus Corporation               $   4,698

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

 Shares                                       Value
 ------                                       -----
Lodging (continued)
     437  Prime Hospitality Corp*          $   7,211
                                           ----------
                                              11,909
                                           ----------

          Total Consumer Cyclical            263,819
                                           ----------
Consumer Non-Durable (2085%)
Health Care (174%)
     302  Ballard Medical Products             5,927
     111  Compdent Corp*                       3,344
     260  Grandcare Inc. W/I*                  2,080
     323  Invacare Corp*                       7,833
     274  Mentor Corp                          6,816
     204  NBTY Inc.*                           3,672
     351  Owens & Minor Hldg C*                3,598
     601  Phycor Inc.*                        18,255
     250  US Bioscience Inc.*                  3,531
     144  Vital Health Signs Inc.              3,564
                                           ----------
                                              58,620
                                           ----------
Consumer Product (062%)
     203  Juno Lighting, Inc.*                 3,045
     133  Paragon Trade Brands*                2,427
     239  Russ Berrie & Co Inc.                5,168
     265  Sola International*                  6,890
     151  USA Detergents, Inc.*                3,388
                                           ----------
                                              20,918
                                           ----------
Food, Beverage & Tobacco (281%)
     612  Chiquita Brands Int'l*               8,262
      96  Coca-Coca Bottling                   4,128
     237  Commonwealth Engery Sys              5,303
     466  Dimon Inc.*                         10,951
     111  Earthgrains Company*                 6,077
     411  Interstate Bakeries Corp*           19,214
     209  Natures Sunshine Prot Inc.*          3,213
     520  Richfield Holdings, Inc.            10,985
     305  Rykoff-Sexton Inc.*                  5,338
     198  Smithfield Foods, Inc.*              7,673
     292  Titan Wheel Intl Inc.                4,125
     328  Triarc Cos*                          4,592
     213  Whole Foods Market Inc.*             4,686
                                           ----------
                                              94,547
                                           ----------
Retail - Food and Drugs (077%)
     427  Arbor Drugs                          8,220
     288  Casey's General Stores               5,544
     174  Smith Food and Drug Cl B*            5,720
     345  The Sports Authority Inc.*           6,598
                                           ----------
                                              26,082
                                           ----------
Communications & Media (074%)
     265  Advo Inc.*                           3,412
      86  GC Companies*                        3,247
     493  Intl Family Entertainment*           9,429
Communications & Media (continued)
     464  Valassis Communication            $  8,990
                                           ----------
                                              25,078
                                           ----------
Entertainment & Leisure (170%)
     494  Aztar Corp*                          3,643
     123  Carmike Cinemas Inc. Cl A*           3,152
     427  Foodmaker Inc.*                      4,110
     189  Galoob Toys Inc.*                    3,095
     459  Grand Casinos Inc.*                  5,049
     686  Premark International*              16,207
     361  Regal Cinemas Inc.*                  9,612
     532  Shoney's Inc.*                       4,389
     178  Showboat Inc.*                       3,649
     383  Tyco Toys, Inc.*                     4,309
                                           ----------
                                              57,215
                                           ----------
Apparel (086%)
     159  Guilford Mills Inc.                  4,551
     297  Phillips Van Heusen Corp             3,787
     276  Ross Stores Inc.                    13,248
     182  St John Knits Inc.*                  7,462
                                           ----------
                                              29,048
                                           ----------
Drugs (130%)
     220  Cor Therapeutics Inc.*               2,709
     205  Cygnus Inc.*                         3,152
     402  Liposome Company Inc.*              10,000
     344  North American Vaccine Inc.*         7,783
     218  Noven Pharmaceuticals*               2,943
     211  Roberts Pharmaceuticals*             2,769
     321  Sequus Pharmaceuticals Inc.*         3,692
     231  Vertex Pharmaceuticals Inc.*        10,684
                                           ----------
                                              43,732
                                           ----------
Hospital Supply & Service (271%)
     193  ADAC Laboratories*                   4,101
     123  Coherent Inc.*                       5,796
     414  Indexx Laboratories Inc.*           15,422
     318  Mariner Health Group Inc.*           3,101
     238  Medimmune Inc.*                      3,451
   1,250  Omnicare Inc.                       33,125
     238  Patterson Dental Co*                 8,092
     217  Respironics*                         4,272
     283  Safeskin Corp*                       5,236
     207  Sunrise Medical*                     2,795
     219  Tecnol Medical Products Inc.*        3,230
     124  Vitalink Pharmacy Svcs Inc.*         2,625
                                           ----------
                                              91,246
                                           ----------
Printing & Publishing (016%)
     194     Bowne & Co Inc.                   5,238
                                           ----------
Restaurant (113%)
     344  Applebees Intl Inc.                  8,686
     359  CKE Restaurants Inc.                 6,956
     104  IHOP Corp*                           2,691
     265  Luby's Cafeterias Inc.               5,399

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

   Shares                                     Value
   ------                                     -----

Restaurant (continued)
     195  Ruby Tuesday Inc.*                $  3,364
     560  Ryan's Family Steak House*           4,130
     202  Showbiz Pizza Time Inc.*             4,242
     148  Sonic Corp.*                         2,683
                                           ----------
                                              38,151
                                           ----------
Business Service (2.41%)
     275  Bisys Group Inc.*                    8,594
     217  Catalina Marketing C Pos*           10,904
     175  Ciber Inc.*                          4,944
     365  Devry Inc.*                          7,254
     226  Franklin Quest Co.*                  4,718
     287  National Data Corp.*                10,081
     259  Norrell Corp.                        6,928
     228  Pittson Services - Burlingtom*       4,361
     464  Sungard Data Systems, Inc.*         23,548
                                           ----------
                                              81,332
                                           ----------
Office Product (0.10%)
     143  New England Business Srvc.           3,218
                                           ----------
Health Care Service (3.69%)
     363  Coventry Corporation*                2,654
     181  Express Scripts Inc.*                6,154
     351  Genesis Health Ventures*            12,153
     254  Integrated Health Services*          7,557
     310  Lincare Holdings Inc.*              13,369
     223  Living Centers*                      7,108
     319  Magellan Health Srvs. Corp.*         7,855
     250  Occusystems Inc.*                    5,875
     250  Renal Treatment Ctrs.*               6,500
     195  Sierra Health Services*              5,143
     375  Steris Corp.*                        9,469
     515  Sybron International Corp.*         15,321
     353  Universal Health Services B*        12,046
     440  Vivra, Inc.*                        13,090
                                           ----------
                                             124,294
                                           ----------
Health & Beauty Aids (0.12%)
     248  Regis Corp.                          4,061
                                           ----------

          Total Consumer Non-Durable         702,780
                                           ----------
Banking & Financial Service (17.53%)
Bank & Bank Holding Co. (6.38%)
     166  CCB Financial Corp.                 11,392
     263  Centura Banks Inc.                  11,506
     204  Coast Savings Financial Inc.*        9,537
     224  Collective Bancorp Inc.              9,212
     153  Commnet Cellular Inc.*               3,902
     247  Cullen/Frost Bankers Inc.            8,815
     432  Deposit Guaranty Corp.              13,284
     314  First Commercial Corp.              12,403
     353  Firstmerit Corp.                    14,208
     166  Firstbank Puerto Rico                4,669
     107  JSB Financial Inc.                $  4,260
     418  Keystone Fin Inc.*                  11,391
     104  Liberty Bancorp, Inc./OK             5,421
     309  Magna Group Inc.                     9,849
     180  Mark Twain Bancshares Inc.           9,833
     434  Provident Bancorp Inc.              16,167
     169  RCSB Financial Inc.                  5,683
     334  Riggs Natl Corp. Wash DC             6,659
     247  St. Paul Bancorp*                    6,546
     214  U.S. Trust Corp.                    10,058
     189  Whitney Holdings Co.*                7,229
     134  Zero Corporation                     2,948
     162  Zions Bancorporation*               20,169
                                           ----------
                                             215,141
                                           ----------
Savings & Loan (3.06%)
     237  Astoria Financial Corp.*            10,191
     512  Charter One Financial Inc.          24,384
     236  Commercial Federal Corp.             8,467
     280  Downey Financial Corp.               6,615
     411  First Financial Corp. - WI*         10,994
     136  Onbancorp, Inc.                      6,069
     476  Roosevelt Financial Group           10,948
     650  Sovereign Bancorp Inc.               8,211
     382  TCF Financial Corp.*                17,333
                                           ----------
                                             103,212
                                           ----------
Finance Companies (2.04%)
     319  Amresco Inc.*                        6,540
     153  North American Mortgage*             3,117
     274  Pioneer Group Inc.                   6,405
     199  Piper Jaffray Companies, Inc.        3,383
   1,100  Union Planters Corp.*               49,225
                                           ----------
                                              68,670
                                           ----------
Investment Companies  (1.37%)
     263  Alex Brown Inc.                     15,287
     104  Eaton Vance Corp.*                   4,602
     134  Interra Financial Inc.*              5,477
     199  Legg Mason Inc.*                     8,856
     229  Raymond James Fncl. Corp.*           7,643
     202  SEI Investments Co.                  4,469
                                           ----------
                                              46,334
                                           ----------
Insurance (3.11%)
     223  Allied Grp.*                         7,471
     225  American Bankers Ins. Grp.          12,403
     198  Enhance Fncl. Svcs. Grp.             6,831
     302  Fremont General Corp.*               8,720
     161  Frontier Insurance Group*            6,963
     178  Gallagher Arthur J & Co.*            5,474
     149  Life Re Corp.                        6,407
     198  Mutual Risk Mgmt. Ltd.               7,004
     151  Orion Capital Corp.                  9,664
     338  Protective Life Corp.*              14,534
     161  Selective Insurance Group*           6,762
      74  Trenwick Group Inc.                  3,645

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

   Shares                                     Value
   ------                                     -----

Insurance (Continued)
     135  Washington National Corp.*       $   3,848
     193  Zenith Ntnl Ins CP                   5,115
                                           ----------
                                             104,841
                                           ----------
Real Estate (015%)
     126  First American Finl Corp.            5,166
                                           ----------
Financial Service (141%)
     174  Capital Re Corp.                     7,526
     267  Cash American Intl*                  2,537
     246  CMAC Investment Corp.*               8,610
     289  First Michigan Bank Corp.            8,742
     313  National Auto Credit Inc.*           3,130
     297  Primark Corp.*                       7,388
     277  Quick and Reilly                     9,695
                                           ----------
                                              47,628
                                           ----------

         Total Banking & Financial Service    590,992
                                           ----------
Utility (363%)
Electric (110%)
     149  CilCorp. Inc.                        5,606
     225  Eastern Utilities Assoc              4,134
     106  Interstate Power Company             3,087
     150  Orange & Rockland Utls               5,381
      31  Puget Sound Energy, Inc.               787
     338  Sierra Pacific Resources             9,887
     140  TNP Enterprises Inc.                 3,658
     155  United Illuminating                  4,514
                                           ----------
                                              37,054
                                           ----------
Gas (226%)
     176  Atmos Energy Inc.                    4,312
     192  Central Hudson Gas & Elct            6,369
   2,000  Noble Drilling Corp.*               35,500
     323  Piedmont Natural Gas                 7,631
     207  Pool Energy Services Co.*            2,872
     211  Public Service Co. of NC             3,851
     272  Southwestern Energy Co.              3,672
     145  United Cities Gas Co.                3,408
     281  Vintage Petroleum, Inc.              8,465
                                           ----------
                                              76,080
                                           ----------
Telephone (015%)
     175  ACC Corp.*                           4,900
                                           ----------
Water 012%)
     209  Philadelphia Suburban Corp.*         4,206
                                           ----------

          Total Utility                      122,240
                                           ----------
Service (303%)
Distributor (099%)
     221  Fisher Scientific Int'l*            10,000
     115  Hughes Supply Inc.                   4,039
     287  Kent Electronics Corp.*              7,893
Distributor (Continued)
     473  Tech Data Corp.*                  $ 11,352
                                           ----------
                                              33,284
                                           ----------
Pollution Control (010%)
     240  Dames & Moore Inc.                   3,300
                                           ----------
Business (024%)
     214  Interim Services Inc.*               8,079
                                           ----------
Miscellaneous (170%)
     144  Bassett Furniture Inds*              3,564
   1,200  Corrections Corp. of Amer*          34,200
     141  Stone & Webster Inc.                 5,076
     142  Tetra Technologies Inc.*             3,355
     261  True North Co.mmunications*          5,220
     457  TubosCo.pe VetCo. Intl Co.*          5,941
                                           ----------
                                              57,356
                                           ----------

          Total Service                      102,019
                                           ----------
Transportation (228%)
Air Transportation (073%)
     250  Air Express*                         7,750
     488  Co.mair Holdings Inc.               10,065
     266  Expeditors Intl Wash Inc.            6,650
                                           ----------
                                              24,465
                                           ----------
Trucking (128%)
     342  American Freightways Corp.*          4,104
     386  Fritz Companies Inc.*                3,884
     330  Heartland Express Inc.*              6,930
     141  Landstar*                            3,155
     486  Rollins Truck Leasing*               6,804
     248  US Freightways Corp.                 5,983
     417  Werner Enterprises Inc.*             7,298
     309  Yellow Corporation*                  4,828
                                           ----------
                                              42,986
                                           ----------
Miscellaneous (028%)
     175  AAR Corp.*                           4,463
     272  Kirby Corp.*                         5,032
                                           ----------
                                               9,495
                                           ----------

          Total Transportation                76,946
                                           ----------
Manufacturing (965%)
Consumer Durable (107%)
     158  Ethan Allen Interiors                7,248
     276  Intermet Corp.                       4,175
     182  K2 Inc.                              5,028
     199  La-Z-Boy Chair Co.*                  6,890
     221  Outboard Marine*                     3,205
     204  Scotts Company Class A*              4,335
     296  Sturm Ruger & Co. Inc.               5,143
                                           ----------
                                              36,024
                                           ----------

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

   Shares                                     Value
   ------                                     -----

Building & Housing (0.58%)
      84  Butler Manufacturing             $   3,045
     522  Champion Enterprises Inc.*          10,114
      93  Fibreboard Corp.*                    3,104
     126  U.S. Home Corp.*                     3,418
                                           ----------
                                              19,681
                                           ----------
Chemical (1.00%)
     128  Cambrex Corp.                        4,288
     108  Chemed Corp.                         3,983
     249  Lilly Industries Inc.                4,824
     307  Mississippi Chemical Corp.           7,522
     205  OM Group Inc.*                       5,945
     282  Regeneron Pharmaceutical*            2,820
      85  W D-40 Co.*                          4,399
                                           ----------
                                              33,781
                                           ----------
Diversified (1.00%)
     426    Kemet Corp.*                       9,479
      66    SPS Technologies Inc.*             4,224
     185    Standard Products Inc.*            4,348
                                           ----------
                                              18,051
                                           ----------
Capital Good (0.28%)
     147  Standex International Corp.          4,153
     134  Tredegar Industries Inc.             5,377
                                           ----------
                                               9,530
                                           ----------
Paper & Forest Product (0.55%)
     274  Caraustar Industries                 8,152
     115  Mosinee Paper Corp.                  3,824
     192  TJ International Inc.                3,888
     187  Universal Forest Products            2,641
                                           ----------
                                              18,505
                                           ----------
Metal & Mineral (1.50%)
     211  AMCOL International Corp.            3,983
     288  Baldor Electric                      7,128
     154  Castle (A.M.) & Co.                  3,215
     166  Commercial Metals Co.                4,814
     562  Helca Mining Co.*                    4,004
     186  Myers Industries Inc.                3,046
     365  Pogo Producing Co.                  12,547
     150  Valmont Industries                   6,338
     152  Wolverine Tube Inc.                  5,586
                                           ----------
                                              50,661
                                           ----------
Container (0.10%)
     201  Shorewood Packaging Corp.*           3,518
                                           ----------
Computer (1.38%)
     238  Comverse Technologies*              10,383
     255  Gerber Scientific Inc.               4,080
     565  Komag Inc.*                         16,950
      89  Kronos Inc.*                         2,425
     388  Methode Electronics CL A             6,160
     229  Network Equip. Tech. Inc.*           3,693
     177  Telxon Corp.*                        2,876
                                           ----------
                                              46,567
                                           ----------
Non-Ferrous Metal (0.33%)
     170  Material Sciences*                $  2,784
     192  Mueller Industries*                  8,280
                                           ----------
                                              11,064
                                           ----------
Gold & Precious Metal (0.66%)
     239  Alpharma Inc. Class A                3,197
     241  Coeur D Alene Mines                  4,398
     283  Getchell Gold Corp.*                14,575
                                           ----------
                                              22,170
                                           ----------
Miscellaneous (1.65%)
     323  Arctic Cat Inc.                      3,109
     315  Birmingham Steel Corp.*              5,709
     188  Lydall Inc.*                         4,230
     177  Medusa Corp.                         7,058
     178  Novellus Systems, Inc.*             14,552
     149  Quanex Corp.                         3,986
     227  Regal-Beloit*                        5,079
     167  Roper Industries Inc.                6,722
     266  WMS Industries Inc.*                 5,287
                                           ----------
                                              55,732
                                           ----------

          Total Manufacturing                325,284
                                           ----------
Technology (12.48%)
Office Equipment 0.09%)
     167  Filenet Corporation*                 3,173
                                           ----------
Electronic (2.88%)
     231  BE Aerospace Inc.*                   5,602
     219  Etec Systems Inc.*                   7,939
      96  Fluke Corp.                          4,332
     146  Itron Inc.*                          2,500
     153  Logicon Inc.*                        5,776
     513  Read-Rite Corp.*                    15,743
     184  Sanmina Corp.*                       8,510
     327  SCI Systems, Inc.*                  17,495
     341  Tencor Instruments*                 13,661
     246  Vitesse Semiconductor*              10,317
     139  Wyle Electronics                     5,091
                                           ----------
                                              96,966
                                           ----------
Bio-Technology (1.56%)
     412  Advanced Tissue Sciences*            5,305
     330  Alliance Pharmaceutical*             4,125
     733  Calgene Inc.*                        5,406
     269  Cephalon Inc.*                       6,355
     188  Dekalb Genetics Corp. Cl. B         12,267
     254  Enzo Biochem Inc.*                   3,905
     337  Mycogen Corp.*                       8,804
     172  Protein Design Labs Inc.*            6,450
                                           ----------
                                              52,617
                                           ----------
Software (2.15%)
     228  Bantec Inc.*                         5,814
     184  Boole & Babbage Inc.*                4,830
     228  Broederbund Software Inc.*           6,698

                             S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                                February 28, 1997
                                   (unaudited)

   Shares                                     Value
   ------                                     -----


Software (Continued)
     361  Cerner Corp.*                     $  5,505
     448  Co.gnex Corp.*                       8,120
     214  Cyrix Corp.*                         5,965
     150  Dialogic Corp.*                      5,363
     615  Platinum Technology*                 9,148
     410  Sterling Software Inc.*             11,736
     468  System Software Assoc Inc.*          4,856
     215  XirCom Inc.*                         4,273
                                           ----------
                                              72,308
                                           ----------
Business - Mechanics & Software (095%)
     563  Axciom Corp.*                        8,586
     138  Fair Issac & Company Inc.            5,003
     131  Henry (Jack) & Associates            4,323
     188  Hyperion Software Corp.*             3,725
     476  Network General Corp.*              10,532
                                           ----------
                                              32,169
                                           ----------
Business - Service (062%)
     449  American Mgmt Systems*               7,858
     527  Anixter International*               7,115
     266  Zebra Tech CL A*                     5,919
                                           ----------
                                              20,892
                                           ----------
SemiConductor (179%)
     292  Dallas SemiConductor Corp.*          7,592
     246  Lattice SemiConductor Corp.*        11,747
     561  Microchip Tech*                     20,967
     124  Park Electrochemical Corp.           3,023
     130  Photronics Inc.*                     4,485
     522  S3 Incorporated*                     9,037
     505  VLSI Technology*                     9,437
                                           ----------
                                              66,288
                                           ----------
TeleCommunication (139%)
     294  Allen Group*                         6,137
     534  Aspect TeleCo.m Corp.*              13,283
     269  Auspex Systems Inc.*                 3,127
     231  BBN Corp.*                           4,851
     177  Digital Microwave Corp.*             4,425
     656  Geotek Communications Inc.*          3,895
     370  Picturetel Corp.*                    5,828
     221  Zilog Inc.*                          5,221
                                           ----------
                                              46,767
                                           ----------
Aerospace Aircraft (017%)
     339  Orbital Sciences Corp.*              5,848
                                           ----------
TeleCom Equipment (017%)
     143  Alliant Techsystems Inc.*            6,238
                                           ----------
Miscellaneous (051%)
     371  Keane, Inc.*                      $ 13,078
     168  National Computer Sys, Inc.          4,158
                                           ----------
                                              17,236
                                           ----------

          Total Technology                   420,502
                                           ----------
Energy (494%)
Oil & Gas - Domestic (287%)
     344  Barrett Resources Corp.*            11,309
     304  Benton Oil & Gas*                    4,636
     251  Cabot Oil & Gas Corp.                3,985
     179  Cross Timbers Oil Co.                4,833
     353  Devon Energy Corp.                  11,031
     139  Energen Corp.                        4,170
     187  HS Resources Inc.*                   2,571
     160  KCS Energy Inc.                      5,760
     706  Mesa Inc.*                           4,324
     199  New Jersey Resources                 5,721
     385  Newfield Exploration Co.*            7,652
     247  Northwest Natural Gas                5,990
     181  Plains Resources Inc.*               2,398
     342  Snyder Oil Corp.*                    5,472
     292  Southwest Gas *                      5,402
     377  United Meridian Corp.*              11,357
                                           ----------
                                              96,611
                                           ----------
Oil & Gas - International (007%)
     96   St Mary Land & Explor                2,305
                                           ----------
Oil & Gas - Service (110%)
     267   CamCo. International Inc.          10,313
     248   Global Industrial Tech*             4,402
     262   Oceaneering International*          4,159
     214   Offshore Logistics Inc.*            3,906
     313   Pride Petroleum Services*           5,243
     112   Production Operators Corp.*         5,474
     110   Seitel Inc.*                        3,740
                                           ----------
                                              37,237
                                           ----------
Natural Gas (060%)
     332  K N Energy Inc.                     13,114
     202  WiCor Inc.                           7,095
                                           ----------
                                              20,209
                                           ----------
Miscellaneous (030%)
     473  Input/Output, Inc.*                 10,110
                                           ----------

          Total Energy                       166,472
                                           ----------
          Total Common Stock
          (Cost $3,013,302)                2,944,984
                                           ----------

                            S&P SMALLCAP INDEX FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                               February 28, 1997
                                  (unaudited)

         Par
         Value                                                           Value
         -----                                                           -----

Short Term Investments (12.79%)
                United States Treasury Bills
   $170,000     4.760%    03/20/97 (b)                               $  169,563

    102,736     Portico U.S. Government Money Market Fund               102,736

    158,723     Portico Institutional Money Market Fund                 158,723
                                                                     -----------
                Total Short-Term Investments (Cost $431,022)            431,022
                                                                     -----------
                Total Investments (Cost $3,444,324)(100.17%)          3,376,006
                Liabilities in Excess of Other Assets (-0.17%)           (5,563)
                                                                     -----------
                  Net Assets (100.00%)                              $ 3,370,443
                                                                     ===========

*       Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $3,444,324. At February 28, 1997, unrealized appreciation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                                $ 91,457
                Unrealized depreciation                                (159,775)
                                                                     -----------
                    Net unrealized depreciation                      $  (68,318)
                                                                     ===========

(b) At February 28, 1997, certain United States Treasury Bills with a market value of $9,978 were pledged to cover margin requirements for futures contracts.

(c)  Futures   contracts   at   February   28,   1997   (Contracts-$500    times
     premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
        Russell 2000 Stock Index:
        2/June 97/Long                                                $  (5,070)
                                                                      ==========

                 See accompanying notes to financial statements

                               EQUITY INCOME FUND
                      PORTFOLIO OF INVESTMENTS (Continued)
                               February 28, 1997
                                  (unaudited)


   Shares                                     Value
   ------                                     -----

COMMON STOCK (63.34%)
Capital Good (1.07%)
Electrical Equipment (1.07%)
     940  AMP, Inc.                         $ 36,543
                                            ----------
Consumer Cyslical (9.23%)
Auto & Truck (7.18%)
   2,880  Chrysler Corp.                      97,560
   4,480  Ford Motor Co.                     147,280
                                           ----------
                                             244,840
                                           ----------
Retail-General (2.05%)
   1,030  May Dept. Stores                    48,024
   1,160  The Limited LTD                     22,040
                                           ----------
                                              70,064
                                           ----------

          Total Consumer Cyclical            314,904
                                           ----------
Consumer Non-Durable (4.14%)
Entertainment & Leisure (0.32%)
     380  Brunswick                           10,878
                                           ----------
Drugs (1.82%)
   1,350  Baxter International                62,100
                                           ----------
Cosmetic & Soap (4.14%)
     660  Colgate Palmolive Co.               68,310
                                           ----------

          Total Consumer Non-Durable         141,288
                                           ----------
Banking & Finance (13.17%)
Bank & Bank Holdiong Co. (10.12%)
   4,120  Banc One Corp.                     181,795
   2,790  First Chicago NBD Corp.            163,215
                                           ----------
                                             345,010
                                           ----------
Insurance (3.05%)
   2,400  American General                   104,100
                                           ----------

          Total Banking & Finance            449,110
                                           ----------
Utility (6.92%)
Telephone (3.23%)
   1,730  Ameritech Corp.                    110,288
                                           ----------
Energy (3.67%)
   5,780  Southern Co.                     $ 125,715
                                           ----------

          Total Utility                      236,003
                                           ----------
Transportation (1.52%)
Railroad (1.52%)
     570  Norfolk Southern Co.                51,941
                                           ----------
Manufacturing (12.92%)
Chemical (6.20%)
   1,850  Dupont De Nemours & Co.            198,413
     300  Williams & Co.                      13,125
                                           ----------
                                             211,538
                                           ----------
Paper & Forrest Product (2.11%)
     990  International Paper                 41,333
     660  Weyerhaeuser Co.                    30,525
                                           ----------
                                              71,858
                                           ----------
Miscellaneous (4.61%)
   1,710  3M & Co.                           157,320
                                           ----------

          Total Manufacturing                440,716
                                           ----------
Technology (1.21%)
Electronic (1.21%)
     560  Harris Corp.                        41,300
                                           ----------
Aerospace Aircraft (1.81%)
     920  General Dynamics                    61,870
                                           ----------

          Total Technology                   103,170
                                           ----------
Energy (2.25%)
Oil & Gas (2.25%)
     910  Amoco Corp.                         76,895
                                           ----------
Oil & Gas International (9.08%)
   2,180  Exxon Corp.                        217,728
     750  Mobil Corp.                         92,063
                                           ----------
                                             309,791
                                           ----------

          Total Energy                       386,686
                                           ----------
Total Common Stock
 (cost $2,022,725)                         2,160,357
                                           ----------

                               EQUITY INCOME FUND
                      PORTFOLIO OF INVESTMENTS (continued)
                               February 28, 1997
                                  (unaudited)


         Par
        Value                                                            Value
        -----                                                            -----

Short Term Investments (36.26%)
                United States Treasury Bills
   $  750,000   4.760%    03/20/97 (b)                             $    748,076
      200,000   4.920%    03/27/97 (b)                                  199,284
                                                                     -----------
                                                                        947,360
                                                                     -----------

      168,571   Portico Institutional Money Market Fund                 168,571
                                                                     -----------

      120,562   Portico US Government Market Fund                       120,562
                                                                     -----------

                Total Short-Term Investments (Cost $1,236,493)        1,236,493
                                                                     -----------

                Total Investments (Cost $3,259,218)(99.60%)           3,396,854
                Other Net Assets (0.40%)                                 13,592
                                                                     -----------
                            Net Assets (100.00%)                   $  3,410,442
                                                                     -----------
*       Non-Income Producing Security

(a) Aggregate cost for federal income tax purposes is $3,259,218. At February 28, 1997, unrealized apprec- iation (depreciation) of securities for federal income tax purpose is as follows:

                Unrealized appreciation                               $ 144,319
                Unrealized depreciation                                  (6,683)
                                                                     -----------
                    Net unrealized appreciation                       $ 137,636
                                                                     -----------

(b) At February 28, 1997, certain United States Treasury Bills with a market value of $329,270 were pledged to cover margin requirements for futures contracts.

(c)  Futures   contracts   at   February   28,   1997   (Contracts-$500    times
     premium/delivery month/commitment)

                                                                    Unrealized
                                                                   Appreciation
                                                                  (Depreciation)
                                                                  --------------
S&P BARRA/Value Stock Index Future:
        3/March 97/Long                                              $   53,520
        3/June 97/Long                                                   (1,580)
                                                                     -----------
                                                                      $  51,940
                                                                     -----------
                       See accompanying notes to financial statements


                      STATEMENTS OF ASSETS AND LIABILITIES
                               February 28, 1997
                                  (unaudited)

                                                                             California      California      California
                                                                              Tax-Free        Tax-Free         Insured
                                                                             Money Market      Income       Intermediate
                                                                               Fund             Fund            Fund
                                                                           -------------    -------------    ------------
ASSETS
        Investments at market value (identified cost
        $92,946,869, $187,495,890 and $25,944,532
       respectively) (Note 1)                                               $ 92,946,869    $ 197,303,800    $ 26,648,981
        Cash                                                                      21,439           93,980          35,882
        Interest receivable                                                      870,474        2,451,034         409,310
                                                                           -------------    -------------    ------------
            Total Assets                                                      93,838,782      199,848,814      27,094,173
                                                                           -------------    -------------    ------------
LIABILITIES
        Payable for investments                                                                 2,915,803         927,428
        Payable to Investment Advisor                                             19,859           73,639           7,194
        Accrued expenses                                                          21,010           35,742           9,904
        Distributions payable                                                    192,202          711,235          84,474
                                                                           -------------    -------------    ------------
            Total Liabilities                                                    233,071        3,736,419       1,029,000
                                                                           -------------    -------------    ------------
Net Assets:
        (Applicable to 93,675,052, 15,495,311 and
         2,448,508 shares of beneficial interest with no
         par value, unlimited number of shares
         authorized)                                                        $ 93,605,711    $ 196,112,395    $ 26,065,173
                                                                            ============    =============    ============

Pricing of Shares:
        Net asset value, offering and
          redemption price per share
         $93,605,711 / 93,675,052 shares                                          $ 1.00
                                                                                  ======
         $196,112,395 / 15,495,311 shares                                                         $ 12.66
                                                                                                  =======
         $26,065,173 / 2,448,508 shares                                                                           $ 10.65
                                                                                                                  =======
Net assets at February 28, 1997 consisted of:
        Paid-in capital                                                     $ 93,675,052    $ 183,519,198    $ 25,398,086
        Undistributed net investment income                                          ---           16,666           5,148
        Accumulated net realized gains (losses)                                  (69,341)       2,768,621         (42,510)
        Unrealized appreciation of investments                                       ---        9,807,910         704,449
                                                                           -------------    -------------    ------------
                                                                           $  93,605,711    $ 196,112,395    $ 26,065,173
                                                                           =============    =============    ============


                 See accompanying notes to financial statements

                      STATEMENTS OF ASSETS AND LIABILITIES
                               February 28, 1997

                                  (unaudited)

                                                                            U.S.    The United
                                                                        Government     States            S&P 500     S&P MidCap
                                                                        Securities    Treasury            Index        Index
                                                                            Fund        Trust              Fund         Fund
                                                                            ----        -----              ----         ----

ASSETS
        Investments at market value (identified cost
        $29,076,974, $41,693,024, $43,567,475
        and $30,630,823 respectively) (Note 1)                        $ 29,024,361    $ 41,693,024    $58,317,869     $ 38,864,332
        Cash                                                                68,656          22,818            ---              ---
        Interest receivable                                                270,621             ---         15,886            4,810
        Dividends receivable                                                   ---             ---        109,265           43,525
        Receivable from Investment Advisor                                     ---             ---          1,370              ---
        Variation margin receivable                                            ---             ---            ---            2,390
                                                                      ------------   ------------    ------------     ------------
                Total Assets                                            29,363,638      41,715,842     58,444,390       38,915,057
                                                                      ------------   ------------    ------------     ------------
LIABILITIES
        Payable to Investment Advisor                                       10,334           7,262            ---            3,847
        Accrued expenses                                                    13,073          11,899         21,690           20,873
        Distributions payable                                              141,418         126,024            ---              ---
        Variation margin payable                                               ---             ---          1,115              ---
                                                                      ------------   ------------    ------------     ------------
                Total Liabilities                                          164,825         145,185         22,805           24,720
                                                                      ------------   ------------    ------------     ------------
Net Assets:
        (Applicable to 2,811,498, 41,569,847,
        3,317,813 and 2,498,857 shares of
        beneficial interest with no par value,
        unlimited number of shares authorized)                        $ 29,198,813   $ 41,570,657    $ 58,421,585     $ 38,890,337
                                                                      ============   ============    ============     ============
Pricing of Shares:
        Net asset value, offering and
        redemption price per share
        $29,198,813 / 2,811,498 shares                                     $ 10.39
                                                                           =======
        $41,570,657 / 41,569,847 shares                                                     $1.00
                                                                                            =====
        $58,421,585 / 3,317,813 shares                                                                    $ 17.61
                                                                                                          =======
        $38,890,337 / 2,498,857 shares                                                                                    $  15.56
                                                                                                                          ========
        Net assets at February 28, 1997 consisted of:
        Paid-in capital                                               $ 28,932,819   $ 41,569,847     $43,063,798     $ 30,115,997
        Undistributed net investment income                                  4,884            ---         188,081           89,143
        Undistributed net realized gains                                   313,723            810         314,717          407,623
        Unrealized appreciation (depreciation)
           of investments                                                  (52,613)           ---      14,750,394        8,233,509
        Unrealized appreciation of futures contracts                           ---            ---         104,595           44,065
                                                                      ------------   ------------    ------------     ------------
                                                                      $ 29,198,813   $ 41,570,657    $ 58,421,585     $ 38,890,337
                                                                      ============   ============    ============     ============

                 See accompanying notes to financial statements


                      STATEMENTS OF ASSETS AND LIABILITIES
                               February 28, 1997

                                  (unaudited)
                                                                   S&P
                                                                 SmallCap        Equity
                                                                  Index          Income
                                                                  Fund            Fund
                                                                  ----            ----
ASSETS
        Investments at market value
        (identified cost $3,444,324
        and $3,259,218 respectively) (Note 1)                  $ 3,376,006    $ 3,396,850
        Interest receivable                                            605            950
        Dividends receivable                                         1,569         12,891
        Receivable from Investment Advisor                          15,322           --
        Deferred organizational costs                                 --           17,928
        Variation margin receivable                                  1,700           --
                                                               -----------    -----------
                Total assets                                     3,395,202      3,428,619
                                                               -----------    -----------
LIABILITIES
        Payable for investments purchased                           10,022           --
        Payable to Investment Advisor                                 --            2,608
        Accrued expenses                                            14,737         14,969
        Variation margin payable                                      --              600
                                                               -----------    -----------
                Total Liabilities                                   24,759         18,177
                                                               -----------    -----------
Net Assets:
        (Applicable to 327,921, and 303,394
        shares of beneficial interest with no par value,
        unlimited number of shares authorized)                 $ 3,370,443    $ 3,410,442
                                                               -----------    -----------
Pricing of Shares:
        Net asset value, offering and
        redemption price per share
        $3,370,443 / 327,921 shares                            $     10.28
                                                               -----------
        $3,410,442 / 303,394 shares                                           $     11.24
                                                                              -----------

        Net assets at February 28, 1997 consisted of:
        Paid-in capital                                        $ 3,337,198    $ 3,180,398
        Undistributed net investment income                         17,387         19,059
        Undistributed net realized gains                            89,246         21,413
        Unrealized appreciation (depreciation)
           of investments                                          (68,318)       137,632
        Unrealized appreciation (depreciation)
           of futures contracts                                     (5,070)        51,940
                                                               -----------    -----------
                                                               $ 3,370,443    $ 3,410,442
                                                               ===========    ===========


                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                   For the Six Months ended February 28, 1997

                                  (unaudited)

                                                                         California      California      California
                                                                          Tax-Free        Tax-Free        Insured
                                                                        Money Market       Income       Intermediate
                                                                            Fund            Fund           Fund
                                                                            ----            ----           ----

Investment Income:
        Interest income                                               $    1,678,078   $  5,439,878     $  618,768
                                                                      --------------   ------------     ----------
Expenses:
        Management fees (Note 2)                                             243,224        477,605         63,686
        Transfer agent fees                                                   17,860         31,199          4,716
        Accounting services                                                   11,858         33,337         12,777
        Custodian fees                                                        13,286         16,156          2,258
        Legal and audit fees                                                   8,342         30,824          2,181
        Trustees fees                                                          1,965          1,928          2,004
        Insurance                                                                404          1,007            120
        Printing                                                               2,024          3,966            786
        Registration & dues                                                      508            ---             56
                                                                      --------------   ------------     ----------
                Total expenses                                               299,471        596,022         88,584
                      Less reimbursement from manager (Note 2)              (104,594)           ---        (18,529)
                                                                      --------------   ------------     ----------
                Net expenses                                                 194,877        596,022         70,055
                                                                      --------------   ------------     ----------
                     Net investment income                                 1,483,201      4,843,856        548,713
                                                                      --------------   ------------     ----------

Realized and Unrealized Gain on Investments:
        Net realized gain (loss) from security transactions                      ---      2,895,982         (8,747)
        Increase in unrealized appreciation of investments                       ---      2,847,750        542,040
                                                                      --------------   ------------     ----------
        Net realized and unrealized gain on
                investments                                                      ---      5,743,732        533,293
                                                                      --------------   ------------     ----------
        Net increase in net assets resulting
                from operations                                          $ 1,483,201   $ 10,587,588    $ 1,082,006
                                                                      ==============   ============    ===========

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                   For the Six Months ended February 28, 1997

                                  (unaudited)


                                                                            U.S.    The United
                                                                        Government     States            S&P 500     S&P MidCap
                                                                        Securities    Treasury            Index        Index
                                                                            Fund        Trust              Fund         Fund
                                                                            ----        -----              ----         ----

Investment Income:
        Interest income                                                $ 1,015,602    $ 962,068         $ 162,957       $ 76,555
        Dividend income                                                        ---          ---           459,007        256,729
                                                                        ----------    ---------       -----------    -----------
                Total                                                    1,015,602      962,068           621,964        333,284
Expenses:
        Management fees (Note 2)                                            74,698       92,868            64,073         72,684
        Transfer agent fees                                                  6,759        5,695            14,257         10,714
        Accounting services                                                 11,278       10,741            15,750         14,023
        Custodian fees                                                       3,525        4,594            12,298         10,081
        Legal and audit fees                                                 6,400        6,015             3,636          4,629
        Trustees fees                                                          995        1,051             1,065          1,037
        Insurance                                                            1,341          771             3,292          2,572
        Printing                                                               150          140             4,706            132
        Registration & dues                                                    254          198               718          1,103
        Standard & Poors licensing fees                                        ---          ---             5,008          4,975
                                                                        ----------    ---------       -----------    -----------
                Total expenses                                             105,400      122,073           124,803        121,950
                       Less reimbursement from manager (Note 2)             (8,292)     (47,778)          (73,545)       (49,266)
                                                                        ----------    ---------       -----------    -----------
                Net expenses                                                97,108       74,295            51,258         72,684
                                                                        ----------    ---------       -----------    -----------
                     Net investment income                                 918,494      887,773           570,706        260,600
                                                                        ----------    ---------       -----------    -----------

Realized and Unrealized Gain (Loss) on Investments:
        Net realized gain (loss) from security transactions                261,096         (820)           50,981        463,067
        Net realized gain from futures contracts                               ---          ---           689,365        238,775
        Increase in unrealized appreciation of investments                 832,741          ---         8,560,866      3,615,262
        Increase in unrealized gain from futures contracts                     ---          ---           184,000         47,400
                                                                        ----------    ---------       -----------    -----------
        Net realized and unrealized gain on
                investments                                              1,093,837         (820)        9,485,212      4,364,504
                                                                        ----------    ---------       -----------    -----------
        Net increase in net assets resulting
                from operations                                         $2,012,331    $ 886,953       $10,055,918    $ 4,625,104
                                                                        ==========    =========       ===========    ===========

                 See accompanying notes to financial statements

                            STATEMENTS OF OPERATIONS
                   For the Six Months ended February 28, 1997

                                  (unaudited)
                                                                        S&P
                                                                      SmallCap      Equity
                                                                       Index        Income
                                                                       Fund          Fund
                                                                       ----          ----

Investment Income:
        Interest income                                              $  34,955    $  38,474
        Dividend income                                                  2,453       14,556
                                                                     ---------    ---------
                Total                                                   37,408       53,030
Expenses:
        Management fees (Note 2)                                         4,421        5,723
        Transfer agent fees                                              3,539        4,130
        Accounting services                                             10,433       12,543
        Custodian fees                                                   2,320        2,384
        Legal and audit fees                                             1,980        3,381
        Trustees fees                                                      888          983
        Insurance                                                          105          125
        Printing                                                           124          148
        Registration & dues                                              1,806          784
        Standard & Poors licensing fees                                    445         --
        Amortization of Deferred organizational costs                     --          2,556
                                                                     ---------    ---------
                Total expenses                                          26,061       32,757
                      Less reimbursement from manager (Note 2)         (20,313)     (23,599)
                                                                     ---------    ---------
                Net expenses                                             5,748        9,158
                                                                     ---------    ---------
                     Net investment income                              31,660       43,872
                                                                     ---------    ---------
Realized and Unrealized Gain (Loss) on Investments:
        Net realized gain (loss) from security transactions                126            9
        Net realized gain from futures contracts                        89,120       75,095
        Change in unrealized appreciation of investments               (68,318)     137,632
        Change in unrealized gain from futures contracts                (5,070)      51,940
                                                                     ---------    ---------
        Net realized and unrealized gain on
                investments                                             15,858      264,676
                                                                     ---------    ---------
        Net increase in net assets resulting
                from operations                                      $  47,518    $ 308,548
                                                                     =========    =========

                 See accompanying notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS

                                                              California Tax-Free               California Tax-Free
                                                               Money Market Fund                    Income Fund
                                                               -----------------                    -----------
                                                      Six Months Ended     Year Ended    Six Months Ended    Year Ended
                                                      February 28, 1997    August 31,    February 28, 1997    August 31,
                                                        (Unaudited)           1996         (Unaudited)          1996
                                                        -----------           ----         -----------          ----
OPERATIONS:
        Net investment income                          $   1,483,201    $   2,871,143    $   4,843,856    $   9,930,698
        Net realized gain (loss) on investments                 --             (7,237)       2,895,982        1,141,813
        Increase in unrealized
                appreciation of investments                     --               --          2,847,750          819,602
                                                       -------------    -------------    -------------    -------------
        Net increase in net
                assets resulting from operations           1,483,201        2,863,906       10,587,588       11,892,113
        Undistributed investment income
                included in price of shares sold
                  and repurchased                               --               --             36,678          (48,607)
DISTRIBUTIONS TO
        SHAREHOLDERS:
        Distributions from net investment
                income                                    (1,483,201)      (2,871,143)      (4,865,512)      (9,898,576)
        Distributions from realized capital
                gains on investments                            --               --               --               --
CAPITAL SHARE
        TRANSACTIONS:
        Increase (decrease) in net assets
                resulting from capital share
                   transactions                           (9,796,346)      22,997,717       (4,571,942)      (3,064,916)
                                                       -------------    -------------    -------------    -------------
        Total increase (decrease)                         (9,796,346)      22,990,480        1,186,812       (1,119,986)
NET ASSETS
        Beginning of period                              103,402,057       80,411,577      194,925,583      196,045,569
        End of period*                                 $  93,605,711    $ 103,402,057    $ 196,112,395    $ 194,925,583
                                                       =============    =============    =============    =============

    *    Including undistributed net
         investment income of:                                  --               --      $      16,666    $       1,644
                                                       =============    =============    =============    =============

                 See accompanying notes to financial statements


                       STATEMENTS OF CHANGES IN NET ASSETS--(Continued)

                                                              California Tax-Free               California Tax-Free
                                                               Money Market Fund                    Income Fund
                                                               -----------------                    -----------
                                                      Six Months Ended     Year Ended    Six Months Ended    Year Ended
                                                      February 28, 1997    August 31,    February 28, 1997    August 31,
                                                        (Unaudited)           1996         (Unaudited)          1996
                                                        -----------           ----         -----------          ----
OPERATIONS:
        Net investment income                          $    548,713    $  1,021,722    $    918,494    $  1,871,541
        Net realized gain (loss) on investments              (8,747)        252,253         261,096         515,038
        Increase in unrealized
                appreciation of investments                 542,040        (413,306)        832,741      (1,961,734)
                                                       ------------    ------------    ------------    ------------
        Net increase in net
                assets resulting from operations          1,082,006         860,669       2,012,331         424,845
        Undistributed investment income
                included in price of shares sold
                  and repurchased                               621          (3,699)         (3,766)         (1,739)
DISTRIBUTIONS TO
        SHAREHOLDERS:
        Distributions from net investment
                income                                     (551,936)     (1,015,189)       (920,070)     (1,864,644)
        Distributions from realized capital
                gains on investments                           --              --          (401,287)           --
CAPITAL SHARE
        TRANSACTIONS:
        Increase (decrease) in net assets
                resulting from capital share
                   transactions                           1,327,753         849,529        (576,159)        645,403
                                                       ------------    ------------    ------------    ------------
        Total increase (decrease)                         1,858,444         691,310         111,049        (796,135)
NET ASSETS
        Beginning of period                              24,206,729      23,515,419      29,087,764      29,883,899
                                                       ------------    ------------    ------------    ------------
        End of period*                                 $ 26,065,173    $ 24,206,729    $ 29,198,813    $ 29,087,764
                                                       =============    =============  =============   =============

    *    Including undistributed net
         investment income of:                         $      5,148    $      7,750    $      4,884    $     10,226
                                                       =============    =============  =============   =============

                 See accompanying notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS--(Continued)




                                                             The United States
                                                               Treasury Trust
                                                               --------------
                                                      Six Months Ended   Year Ended
                                                      February 28, 1997  August 31,
                                                        (Unaudited)         1996
                                                        -----------         ----
OPERATIONS:
        Net investment income                          $    887,773    $  1,856,992
        Net realized gain (loss) on investments                (820)          6,239
                                                       ------------    ------------
        Net increase in net
                assets resulting from operations            886,953       1,863,231

DISTRIBUTIONS TO
        SHAREHOLDERS:
        Distributions from net investment
                income                                     (887,773)     (1,856,992)
        Distributions from realized capital
                gains on investments                           --           (10,667)
CAPITAL SHARE
        TRANSACTIONS:
        Increase in net assets
                resulting from capital share
                   transactions                           3,668,771       8,110,028
                                                       ------------    ------------
        Total increase                                    3,667,951       8,105,600
NET ASSETS
        Beginning of period                              37,902,706      29,797,106
                                                       ------------    ------------
        End of period*                                 $ 41,570,657    $ 37,902,706
                                                       ============    ============

    *    Including undistributed net
         investment income of:                         $       --      $       --
                                                       ============    ============

                 See accompanying notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS--(Continued)

                                                                         S&P 500                           S&P MidCap
                                                                        Index Fund                         Index Fund
                                                                        ----------                         ----------
                                                           Six Months Ended    Year Ended      Six Months Ended     Year Ended
                                                           February 28, 1997   August 31,      February 28, 1997     August 31,
                                                               (Unaudited)        1996            (Unaudited)           1996
                                                               -----------        ----            -----------           ----
OPERATIONS:
        Net investment income                               $    570,706    $    839,009        $    260,600     $    497,699
        Net realized gain on investments                          50,981         201,229             463,067        1,720,601
        Net realized gain on
                futures contracts                                689,365         439,470             238,775          327,260
        Increase in unrealized
                appreciation of investments                    8,560,866       3,212,679           3,615,262          827,425
        Increase (decrease)  in unrealized
                appreciation of futures contracts                184,000        (146,030)             47,400         (289,620)
                                                            ------------    ------------        ------------     ------------
        Net increase in net
                assets resulting from operations              10,055,918       4,546,357           4,625,104        3,083,365
        Undistributed investment income
                included in price of shares sold
                  and repurchased                                 10,525          52,233               2,458            7,839
DISTRIBUTIONS TO
        SHAREHOLDERS:
        Distributions from net investment
                income                                          (578,775)       (824,485)           (256,525)        (508,545)
        Distributions from realized capital
                gains on investments                            (870,328)       (958,225)         (1,714,021)      (1,304,003)
CAPITAL SHARE
        TRANSACTIONS:
        Increase in net assets
                resulting from capital share
                   transactions                                5,954,847      19,233,328           2,674,235        6,112,586
                                                            ------------    ------------        ------------     ------------
        Total increase                                        14,572,187      22,049,208           5,331,251        7,391,242
NET ASSETS
        Beginning of period                                   43,849,398      21,800,190          33,559,086       26,167,844
                                                            ------------    ------------        ------------     ------------
        End of period*                                      $ 58,421,585    $ 43,849,398        $ 38,890,337     $ 33,559,086
                                                            ============    ============        ============     ============

    *    Including undistributed net
         investment income of:                              $    188,081    $    185,625        $     89,143     $     82,610
                                                            ============    ============        ============     ============

                 See accompanying notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS--(Continued)
                                                        S&P SmallCap          Equity
                                                         Index Fund         Income Fund
                                                         ----------         -----------
                                                      Six Months Ended    Six Months Ended
                                                     February 28, 1997    February 28, 1997
                                                        (Unaudited)         (Unaudited)
                                                        -----------         -----------
OPERATIONS:
        Net investment income                           $    31,660        $    43,872
        Net realized gain on investments                        126                  9
        Net realized gain on
                futures contracts                            89,120             75,095
        Increase (decrease) in unrealized
                appreciation of investments                 (68,318)           137,632
        Increase (decrease)  in unrealized
                appreciation of futures contracts            (5,070)            51,940
                                                        -----------        -----------
        Net increase in net
                assets resulting from operations             47,518            308,548
        Undistributed investment income
                included in price of shares sold
                  and repurchased                            10,573              8,173
DISTRIBUTIONS TO
        SHAREHOLDERS:
        Distributions from net investment
                income                                      (24,846)           (32,986)
        Distributions from realized capital
                gains on investments                           --              (53,691)
CAPITAL SHARE
        TRANSACTIONS:
        Increase in net assets
                resulting from capital share
                   transactions                           3,337,198          3,180,398
                                                        -----------        -----------
        Total increase                                    3,370,443          3,410,442
NET ASSETS
        Beginning of period                                    --                 --
                                                        -----------        -----------
        End of period*                                  $ 3,370,443        $ 3,410,442
                                                        ===========        ===========

    *    Including undistributed net
         investment income of:                          $    17,387        $    19,059
                                                        ===========        ===========


                 See accompanying notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS--(Continued)

                                                       California Tax Free Income Fund
                                         -------------------------------------------------------
                                            Six Months Ended
                                           February 28, 1997                    Year Ended
                                              (Unaudited)                     August 31, 1996
                                         ---------------------             ---------------------
                                         Shares          Value             Shares          Value
                                         ------          -----             ------          -----

Shares sold                            8,574,271    $ 107,552,877       19,241,362    $ 239,721,369
Shares issued in reinvestment of
   dividends                             239,444        3,020,166          590,351        7,370,563
                                       ---------    -------------       ----------    -------------
                                       8,813,715      110,573,043       19,831,713      247,091,932
Shares repurchased                    (9,158,878)    (115,144,985)     (20,037,128)    (250,156,848)
                                       ---------    -------------       ----------    -------------
   Net increase (decrease)              (345,163)   $  (4,571,942)        (205,415)   $  (3,064,916)
                                        ========    =============         ========    =============

                                                    California Tax Free Income Fund
                                      -------------------------------------------------------
                                         Six Months Ended
                                        February 28, 1997                    Year Ended
                                           (Unaudited)                     August 31, 1996
                                      ---------------------             ---------------------
                                      Shares          Value             Shares          Value
                                      ------          -----             ------          -----

Shares sold                            282,733    $ 2,986,320          486,799    $ 5,134,564
Shares issued in reinvestment of
   dividends                            27,385        290,207           61,399        647,284
                                      --------    -----------           ------    -----------

                                       310,118      3,276,527          548,198      5,781,848
Shares repurchased                    (184,119)    (1,948,774)        (467,461)    (4,932,319)
                                      --------    -----------           ------    -----------

   Net increase (decrease)            (125,999)   $(1,327,753)          80,737    $   849,529
                                      ========    ===========           ======    ===========



                                                       California Tax-Free              The United States
                                                        Money Market Fund                 Treasury Trust
                                                        -----------------                 --------------
                                                Six Months Ended                Six Months Ended
                                               February 28, 1997   Year ended  February 28, 1997   Year Ended
                                                  (Unaudited)   August 31, 1996   (Unaudited)     August 31, 1996
                                                  -----------   ---------------   -----------     ---------------
                                                 Shares/Value    Shares/Value     Shares/Value     Shares/Value
                                                 ------------    ------------     ------------     ------------

Shares sold                                       124,024,961     340,959,349      58,708,931     142,670,759
Shares issued in reinvestment of
   dividends                                        1,188,842       2,690,146         690,407       1,792,248
                                                 ------------    ------------     -----------    ------------
                                                  125,213,803     343,649,495      59,399,338     144,463,007
Shares repurchased                               (135,010,149)   (320,651,778)    (55,730,567)   (136,352,979)
                                                 ------------    ------------     -----------    ------------
   Net increase (decrease)                         (9,796,346)    (22,997,717)      3,668,771       8,110,028
                                                 ============    ============     ===========    ============

                 See accompanying notes to financial statements

                       STATEMENTS OF CHANGES IN NET ASSETS--(Continued)


                                                 U.S. Government Securities Fund
                                                 -------------------------------
                                            Six Months Ended
                                            February 28, 1997             Year Ended
                                               (Unaudited)              August 31, 1996
                                               -----------              ---------------
                                       Shares         Value           Shares         Value
                                       ------         -----           ------         -----
Shares sold                            181,107    $ 1,901,197        435,901    $ 4,635,912
Shares issued in reinvestment of
   dividends                            73,726        784,449        115,296      1,230,789
                                      --------     ----------       --------     ----------
                                       254,833      2,685,646        551,197      5,866,701
Shares repurchased                    (310,402)    (3,261,805)      (488,489)    (5,221,298)
                                      --------     ----------       --------     ----------
   Net increase (decrease)              55,569    $  (576,159)        62,708    $   645,403
                                      ========     ==========       ========     ==========

                                                          S&P 500 Index Fund
                                                          ------------------
                                            February 28, 1997             Year Ended
                                               (Unaudited)              August 31, 1996
                                               -----------              ---------------
                                       Shares         Value           Shares         Value
                                       ------         -----           ------         -----
Shares sold                          479,414    $  8,044,296        1401,521    $ 20,434,952
Shares issued in reinvestment
   dividends                          84,522       1,397,319         121,420       1,710,169
                                    --------      ----------        --------      ----------
                                     563,936       9,441,615        1522,941      22,145,121
Shares repurchased                  (206,717)     (3,486,768)       (199,649)     (2,911,793)
                                    --------      ----------        --------      ----------
   Net increase                      357,219    $  5,954,847       1,323,292    $ 19,233,328
                                    ========      ==========        ========      ==========

                                                     S&P MidCap Index Fund
                                                 -------------------------------
                                            Six Months Ended
                                            February 28, 1997             Year Ended
                                               (Unaudited)              August 31, 1996
                                               -----------              ---------------
                                       Shares         Value           Shares         Value
                                       ------         -----           ------         -----
Shares sold                            227,597    $ 3,475,446        495,843    $ 7,090,800
Shares issued in reinvestment of
   dividends                           121,179      1,837,844        126,606      1,742,125
                                      --------     ----------       --------     ----------
                                       348,776      5,313,290        622,449      8,832,925
Shares repurchased                    (172,736)    (2,639,055)      (139,733)    (2,720,339)
                                      --------     ----------       --------     ----------
   Net increase                        176,040    $ 2,674,235        428,716    $ 6,112,586
                                      ========     ==========       ========     ==========

                 See accompanying notes to financial statements


                                       S&P SmallCap Index Fund
                                       -----------------------
                                           Six Months Ended
                                           February 28, 1997
                                             (Unaudited)
                                             -----------
                                       Shares          Value
                                       ------          -----
Shares sold                            360,370    $ 3,669,729
Shares issued in reinvestment of
   dividends                             2,309         23,711
                                       -------    -----------
                                       362,679      3,693,440
Shares repurchased                     (34,758)      (356,242)
                                       -------    -----------
   Net increase                        327,921    $ 3,337,198
                                       =======    ===========



                                          Equity Income Fund
                                          ------------------
                                           Six Months Ended
                                           February 28, 1997
                                             (Unaudited)
                                             -----------
                                       Shares          Value
                                       ------          -----
Shares sold                            341,415    $ 3,578,114
Shares issued in reinvestment of
   dividends                             7,693         83,146
                                       -------    -----------
                                       349,108      3,661,260
Shares repurchased                     (45,714)      (480,862)
                                       -------    -----------
   Net increase                        303,394    $ 3,180,398
                                       =======    ===========



                 See accompanying notes to financial statements

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)


                                                                  California Tax-Free Money Market Fund
                                                                  -------------------------------------
                                           Six Months Ended  Year Ended   Year Ended    Year Ended    Year Ended  Year Ended
                                          February 28, 1997  August 31,    August 31,    August 31,    August 31,  August 31,
                                             (Unaudited)        1996        1995           1994          1993         1992
                                             -----------        ----        ----           ----          ----         ----
Net asset value, beginning of period         $    1.000     $   1.000    $   1.000     $   1.000     $    1.000    $   1.000
                                             ----------     ---------    ---------     ---------     ----------    ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income                          0.015         0.032        0.032         0.022          0.022        0.031
   LESS DISTRIBUTIONS
   Dividends from net investment
      income                                     (0.015)       (0.032)      (0.032)       (0.022)        (0.022)      (0.031)
                                             ----------     ---------    ---------     ---------     ----------    ---------
Net asset value, end of period               $    1.000     $   1.000    $   1.000     $   1.000     $    1.000    $   1.000
                                             ==========     =========    =========     =========     ==========    =========

Total Return                                      1.52%         3.26%        3.27%         2.18%          2.27%        3.18%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)       $  93,606      $103,402     $ 80,412      $ 85,935      $  58,754     $ 92,913
   Ratio of expenses to average net
       assets:
          Before expense reimbursements           0.62%*        0.61%        0.66%         0.68%          0.39%        0.15%
          After expense reimbursements            0.40%*        0.40%        0.40%         0.35%          0.24%        0.15%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements           2.85%*        2.90%        2.97%         1.83%          2.10%        3.05%
          After expense reimbursements            3.07%*        3.11%        3.23%         2.16%          2.25%        3.05%


               See accompanying notes to the financial statements

* Annualized

                      FINANCIAL HIGHLIGHTS -- (Continued)
                (For a share outstanding throughout the period)


                                                                  California Tax-Free Money Market Fund
                                                                  -------------------------------------
                                           Six Months Ended  Year Ended   Year Ended    Year Ended    Year Ended     Year Ended
                                          February 28, 1997  August 31,    August 31,    August 31,    August 31,     August 31,
                                             (Unaudited)        1996        1995           1994          1993            1992
                                             -----------        ----        ----           ----          ----            ----
Net asset value, beginning of period        $   12.31        $    12.22   $   12.17     $   13.39      $   12.42      $    11.85
                                            ---------        ----------   ---------     ---------      ---------      ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income                         0.30              0.62        0.61          0.65           0.69            0.73
   Net gain (loss) on securities (both
      realized and unrealized)                   0.35              0.09        0.30         (0.92)          1.04            0.57
                                            ---------        ----------   ---------     ---------      ---------      ----------
         Total from investment operations        0.65              0.71        0.91         (0.27)          1.73            1.30
                                            ---------        ----------   ---------     ---------      ---------      ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income                                    (0.30)            (0.62)      (0.66)        (0.66)         (0.68)          (0.73)
   Distributions from capital gains                --                --       (0.20)        (0.29)         (0.08)             --
                                            ---------        ----------   ---------     ---------      ---------      ----------
         Total distributions                    (0.30)            (0.62)      (0.86)        (0.95)         (0.76)          (0.73)
                                            ---------        ----------   ---------     ---------      ---------      ----------
Net asset value, end of period              $   12.66             12.31   $   12.22     $   12.17      $   13.39      $    12.42
                                            =========        ==========   =========     =========      =========      ==========

Total Return                                     5.31%             5.40%       8.01%        (2.15)%        14.55%          11.29%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)      $ 196,112        $  194,926   $ 196,046     $ 225,087      $ 274,325      $  217,321
   Ratio of expenses to average net
       assets:
          Before expense reimbursements          0.60%*            0.60%       0.62%         0.60%          0.60%           0.60%
          After expense reimbursements           0.60%*            0.60%       0.62%         0.60%          0.60%           0.60%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements          4.84%*            4.96%       5.13%         5.09%          5.41%           5.98%
          After expense reimbursements           4.84%*            4.96%       5.13%         5.09%          5.41%           5.98%
   Portfolio Turnover                           17.39%            32.21%      32.21%        31.27%         25.42%          45.43%

* Annualized
               See accompanying notes to the financial statements

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                                             California Insured Intermediate Fund
                                                             ------------------------------------
                                                                                                      October 20,
                                        Six Months Ended   Year Ended    Year Ended    Year Ended      1992* to
                                       February 29, 1996   August 31,    August 31,    August 31,      August 31,
                                           (Unaudited)        1996          1995          1994           1993
                                           -----------        ----          ----          ----           ----

Net asset value, beginning of period       $   10.42       $   10.49     $   10.23     $   10.65     $    10.00
                                           ---------       ---------     ---------     ---------     ----------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income                        0.23            0.46          0.44          0.44           0.40
   Net gain (loss) on securities (both
     realized and unrealized)                   0.23           (0.07)         0.30         (0.42)          0.61
                                           ---------       ---------     ---------     ---------     ----------
        Total from investment operations        0.46            0.39          0.74          0.02           1.01
                                           ---------       ---------     ---------     ---------     ----------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income                                   (0.23)          (0.46)        (0.48)        (0.44)         (0.36)
                                           ---------       ---------     ---------     ---------     ----------
         Total distributions                   (0.23)          (0.46)        (0.48)        (0.44)         (0.36)
                                           ---------       ---------     ---------     ---------     ----------
Net asset value, end of period             $   10.65       $   10.42     $   10.49     $   10.23     $    10.65
                                           =========       =========     =========     =========     ==========

Total Return                                    4.42%**         3.75%         7.46%         0.23%         11.91%**

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)     $  26,065       $  24,207     $  23,515     $  21,800     $   11,145
   Ratio of expenses to average net
       assets:
          Before expense reimbursements         0.70%**         0.70%         0.76%         0.88%          2.00%**
          After expense reimbursements          0.55%**         0.55%         0.60%         0.46%          0.16%**
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements         4.18%**         4.22%         4.19%         3.77%          2.75%**
          After expense reimbursements          4.33%**         4.37%         4.35%         4.19%          4.59%**
   Portfolio Turnover                           5.64%          36.08%        43.56%         8.91%            --

   *   Commencement of operations
  **   Annualized

               See accompanying notes to the financial statements

                      FINANCIAL HIGHLIGHTS -- (Continued)
                (For a share outstanding throughout the period)
                                                                U.S Government Securities Fund
                                                                ------------------------------
                                           Six Months Ended  Year Ended   Year Ended    Year Ended    Year Ended     Year Ended
                                          February 28, 1997  August 31,    August 31,    August 31,    August 31,     August 31,
                                             (Unaudited)        1996        1995           1994          1993            1992
                                             -----------        ----        ----           ----          ----            ----
Net asset value, beginning of period        $  10.15        $  10.66     $   10.30      $   11.76       $   10.52     $    9.80
                                            --------        --------     ---------      ---------       ---------     ---------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income                        0.33            0.66          0.70           0.67            0.71          0.72
   Net gain (loss) on securities (both
      realized and unrealized)                  0.37           (0.51)         0.41          (1.40)           1.29          0.73
                                            --------        --------     ---------      ---------       ---------     ---------
         Total from investment operations       0.70            0.15          1.11          (0.73)           2.00          1.45
                                            --------        --------     ---------      ---------       ---------     ---------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income                                   (0.33)          (0.66)        (0.75)         (0.67)          (0.71)        (0.73)
   Distributions from capital gains            (0.13)             --            --          (0.06)          (0.05)           --
                                            --------        --------     ---------      ---------       ---------     ---------
         Total distributions                   (0.46)          (0.66)        (0.75)         (0.73)          (0.76)        (0.73)
                                            --------        --------     ---------      ---------       ---------     ---------
Net asset value, end of period              $  10.39        $  10.15     $   10.66      $   10.30       $   11.76     $   10.52
                                            ========        ========     =========      =========       =========     =========

Total Return                                    6.91%           1.26%        11.42%         (6.44)%         20.09%        15.46%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)      $ 29,199        $ 29,088     $  29,884      $  30,228       $  35,787     $  79,858
   Ratio of expenses to average net
       assets:
          Before expense reimbursements         0.71%*          0.71%         0.75%          0.73%           0.75%         0.63%
          After expense reimbursements          0.65%*          0.65%         0.64%          0.62%           0.52%         0.38%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements         6.12%           6.10%         6.72%          5.99%           6.32%         6.87%
          After expense reimbursements          6.18%           6.16%         6.83%          6.10%           6.55%         7.12%
   Portfolio Turnover                          51.94%          89.11%       169.83%        129.06%          52.30%       122.14%

* Annualized
               See accompanying notes to the financial statements

                      FINANCIAL HIGHLIGHTS -- (Continued)
                (For a share outstanding throughout the period)

                                                                  The United States Treasury Trust
                                                                  --------------------------------
                                           Six Months Ended  Year Ended   Year Ended    Year Ended    Year Ended     Year Ended
                                          February 28, 1997  August 31,    August 31,    August 31,    August 31,     August 31,
                                             (Unaudited)        1996        1995           1994          1993            1992
                                             -----------        ----        ----           ----          ----            ----

Net asset value, beginning of period        $    1.000       $   1.000   $    1.000      $    1.000      $    1.000    $    1.000
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income                         0.024           0.050        0.050           0.031           0.028         0.041
   LESS DISTRIBUTIONS
   Dividends from net investment
      income                                    (0.024)         (0.050)      (0.050)         (0.031)         (0.028)       (0.041)
                                               --------        --------     ---------      ---------       ---------     ---------
Net asset value, end of period              $    1.000       $   1.000   $    1.000      $    1.000      $    1.000    $    1.000
                                               ========        ========     =========      =========       =========     =========
Total Return                                     2.39%           5.11%        5.10%           3.11%           2.86%         4.18%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000's)     $  41,571        $ 37,903    $  29,797       $  19,268       $  28,449     $  16,799
   Ratio of expenses to average net
       assets:
          Before expense reimbursements          0.66%*          0.66%        0.72%           0.75%           0.65%         0.73%
          After expense reimbursements           0.40%*          0.43%        0.50%           0.52%           0.32%         0.25%
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements          4.55%*          4.60%        4.75%           2.62%           2.43%         3.66%
          After expense reimbursements           4.81%*          4.83%        4.97%           2.85%           2.76%         4.14%

* Annualized

               See accompanying notes to the financial statements

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                                                          S&P 500 Index Fund
                                                                          ------------------
                                                                                                                          April 20,
                                            Six Months Ended   Year Ended     Year Ended      Year Ended    Year Ended    1992* to
                                           February 28, 1997   August 31,      August 31,      August 31,   August 31,    August 31,
                                              (Unaudited)        1996            1995            1994         1993           1992
                                              -----------        ----            ----            ----         ----           ----

Net asset value, beginning of period          $  14.81         $  13.31       $   11.38       $  11.25       $ 10.09       $ 10.00
                                              --------         --------       ---------       --------       -------       -------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income                          0.19             0.36            0.39           0.30          0.30          0.10
   Net gain on securities (both
     realized and unrealized)                     3.08             2.05            1.94           0.26          1.16          0.03
                                              --------         --------       ---------       --------       -------       -------
        Total from investment operations          3.27             2.41            2.33            .56          1.46          0.13
                                              --------         --------       ---------       --------       -------       -------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income                                     (0.19)           (0.37)          (0.30)         (0.30)        (0.04)
   Distributions from capital gains              (0.28)           (0.54)          (0.03)         (0.13)           --            --
                                              --------         --------       ---------       --------       -------       -------
         Total distributions                     (0.47)           (0.91)          (0.40)         (0.43)        (0.30)        (0.04)
                                              --------         --------       ---------       --------       -------       -------
Net asset value, end of period                $  17.61         $  14.81       $   13.31       $  11.38       $ 11.25        $10.09
                                              ========         ========       =========       ========       =======        ======

Total Return                                     22.31%*          18.63%          21.06%          5.17%        14.77%         3.66%*

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)        $ 58,422         $ 43,849       $  21,800       $ 14,830       $11,352        $4,380
   Ratio of expenses to average net
       assets:
          Before expense reimbursements           0.49%**          0.57%           1.04%          1.01%         1.41%         2.71%*
          After expense reimbursements            0.20%**          0.20%           0.20%          0.20%         0.09%         0.00%*
   Ratio of net investment income to
       average net assets:
          Before expense reimbursements           1.94%**          2.13%           2.40%          1.95%         1.54%         0.94%*
          After expense reimbursements            2.23%**          2.50%           3.24%          2.76%         2.86%         3.65%*
   Portfolio Turnover                             0.57%            1.87%           3.68%          1.22%         8.46%           --
   Average commission paid per share                --         $  0.028 (1)


   *  Commencement of operations
  **  Annualized
  (1) not required prior to August 31, 1995

               See accompanying notes to the financial statements

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)
                                                                         S&P MidCap Index Fund
                                                                         ---------------------
                                                                                                                          April 20,
                                            Six Months Ended   Year Ended     Year Ended      Year Ended    Year Ended    1992* to
                                           February 28, 1997   August 31,      August 31,      August 31,   August 31,    August 31,
                                              (Unaudited)        1996            1995            1994         1993           1992
                                              -----------        ----            ----            ----         ----           ----
Net asset value, beginning of period        $   14.45        $   13.82       $   12.21       $   12.23     $  10.12      $ 10.00
                                            ---------        ---------       ---------       ---------     --------      -------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income                         0.11             0.24            0.26            0.22         0.25         0.09
   Net gain on securities (both
      realized and unrealized)                   1.84             1.33            2.04            0.22         2.11         0.07
                                            ---------        ---------       ---------       ---------     --------      -------
         Total from investment operations        1.95             1.57            2.30            0.44         2.36         0.16
                                            ---------        ---------       ---------       ---------     --------      -------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income                                    (0.11)           (0.25)          (0.25)          (0.22)       (0.25)       (0.04)
   Distributions from capital gains             (0.73)           (0.69)          (0.44)          (0.24)         ---          ---
                                            ---------        ---------       ---------       ---------     --------      -------
Total distributions                             (0.84)           (0.94)          (0.69)          (0.46)       (0.25)       (0.04)
                                            ---------        ---------       ---------       ---------     --------      -------
Net asset value, end of period              $   15.56        $   14.45       $   13.82       $   12.21     $  12.23      $ 10.12
                                            =========        =========       =========       =========     ========      =======

Total Return                                    13.69%**         11.77%          20.24%           3.75%       23.64%        4.48%**

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)      $  38,890        $  26,168       $  26,168       $  21,789     $ 16,243      $ 3,279
   Ratio of expenses to average net
       assets:
          Before expense reimbursements          0.67%**          0.71%          0.80%           0.97%        1.36%        3.74%**
          After expense reimbursements           0.40%**          0.40%          0.40%           0.40%        0.17%        0.00%**
   Ratio of net investment income (loss)
       to average net assets:
          Before expense reimbursements          1.17%**          1.38%          1.70%           1.30%        0.97%       (0.46)%**
          After expense reimbursements           1.44%**          1.69%          2.10%           1.87%        2.16%        3.28%**
   Portfolio Turnover                            4.41%           18.18%         11.71%          15.01%        8.16%        0.87%
   Average commission paid per share        $  0.0059(1)     $   0.021 (1)


   *   Commencement of operations
  **  Annualized
  (1) Not required before August 31, 1995

               See accompanying notes to the financial statements

                              FINANCIAL HIGHLIGHTS
                (For a share outstanding throughout the period)

                                            S&P SmallCap Index Fund       Equity Income Fund
                                               October 1, 1996*           September 1, 1996*
                                                      to                          to
                                              February 28, 1997            February 28, 1997
                                                 (Unaudited)                 (Unaudited)
                                                 -----------                 -----------
Net asset value, beginning of period        $        10.00                  $      10.00
                                            --------------                  ------------
   INCOME FROM INVESTMENT
     OPERATIONS
   Net investment income                              0.15                          0.20
   Net gain on securities (both
      realized and unrealized)                        0.23                          1.45
                                            --------------                  ------------
         Total from investment operations             0.38                          1.65
                                            --------------                  ------------
   LESS DISTRIBUTIONS
   Dividends from net investment
      income                                         (0.10)                        (0.14)
   Distributions from capital gains                     --                         (0.27)
                                             --------------                  ------------
Total distributions                                  (0.10)                        (0.41)
                                             --------------                  ------------
Net asset value, end of period              $        10.28                  $      11.24
                                             ==============                  ============

Total Return                                          3.83%**                      16.68%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)      $        3,370                   $     3,410
   Ratio of expenses to average net
       assets:
          Before expense reimbursements               2.93%**                       2.86%
          After expense reimbursements                0.65%**                       0.80%
   Ratio of net investment income (loss)
       to average net assets:
          Before expense reimbursements               1.28%**                       1.76%
          After expense reimbursements                3.56%**                       3.82%
   Portfolio Turnover                                 1.44%                           --
Average commission paid per share                     0.1701(1)                       --

   *   Commencement of operations
  **  Annualized


               See accompanying notes to the financial statements

                          CALIFORNIA INVESTMENT TRUST

                         NOTES TO FINANCIAL STATEMENTS
                               February 28, 1997
                                  (Unaudited)


Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     California Tax-Free Money Market Fund, California Tax-Free Income Fund and California Insured Intermediate Fund are three separate series of shares of beneficial interest of California Investment Trust. U.S. Government Securities Fund, The United States Treasury Trust, S&P 500 Index Fund and S&P MidCap Index Fund are separate series of shares of beneficial interest of California Investment Trust II. Both Trusts are registered under the Investment Company Act of 1940, as amended, as diversified open-end management investment companies. Both Trusts were organized as Massachusetts business trusts on September 11, 1985 and are authorized to issue an unlimited number of no par value shares in one or more series. The following is a summary of significant accounting policies followed by the Funds.

         (a) Security Valuation --- Portfolio securities of the S&P 500, S&P MidCap and S&P SmallCap Index Funds and the Equity Income Funds listed on a national exchange are valued at the last reported sales price. U.S. Treasury Bills are valued at amortized cost which approximates market value. Portfolio securities of the California Tax-Free Income Fund, California Insured Intermediate Fund and the U.S. Government Securities Fund are valued by an independent pricing service that uses market quotations, representing the mean between the latest available bid and asked prices, prices provided by market makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Trustees. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Trustees. California Tax-Free Money Market Fund and The United States Treasury Trust securities are valued at amortized cost which the Board of Trustees has determined in good faith to constitute fair value.

         (b) Futures Contracts --- Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, as collateral, for the account of the broker (the Funds agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by marking to market on a daily basis to reflect the market value of the contract at the end of each days trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds basis in the contract. The S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and the Equity Income Fund may purchase or sell stock  index  futures to  maintain  cash  reserves  while  remaining  fully invested, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract is priced more attractively than the underlying equity security or index. Risks include the possibility of an illiquid market and an imperfect correlation between the change in market value of the stocks held by a Fund and the prices of futures contracts.

         (c) Federal Income Taxes --- No provision is considered necessary for Federal income taxes. The Funds intend to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to distribute all of their taxable income to shareholders. California Tax-Free Money Market Fund has capital loss carryovers available to offset future gains, if any, of approximately $37,000 which expire

                          CALIFORNIA INVESTMENT TRUST

                               February 28, 1997
                                  (Unaudited)


Note 1 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

     as follows, $8,000 in 1997, $10,000 in 1999, $4,000 in 2000, $2,000 in 2003
     and $13,000 in 2004. The California Tax-Free Income Fund and the California Insured Intermediate Fund have capital loss carryovers of approximately $127,000 and $34,000 respectively, which expires in 2003.

         (d) Security Transactions, Investment Income and Distributions to Shareholders --- Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Discounts and premiums on securities purchased are amortized in accordance with tax regulations. Distributions to shareholders are recorded on the ex-dividend date for the California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and Equity income Fund. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for futures contracts and post October capital losses. For the California Tax-Free Money Market Fund and The United States Treasury Trust, dividends from net investment income are declared daily and reinvested or paid in cash monthly. The two Funds intend to maintain a continuous net asset value per share of $1.00. If net asset value per share using available market information deviates from $1.00 by $.005 or more, the Board of Trustees would consider what steps, if any, should be taken to restore net asset value per share to $1.00.

         (e) Equalization --- The California Tax-Free Income Fund, the California Insured Intermediate Fund, the U.S. Government Securities Fund, S&P 500 Index Fund, S&P MidCap Index Fund, S&P SmallCap Index Fund and the Equity Income Fund follow the accounting practice of equalization whereby part of the proceeds from capital share transactions equivalent to a proportionate share of the distributable investment income on the date of the transaction, is transferred to or from the undistributed net investment income account. Undistributed net investment income is therefore unaffected by capital share transactions.

         (f) Concentration --- The California Tax-Free Income Fund, the California Insured Intermediate Fund and the California Tax-Free Money Market Fund invest in debt instruments of municipal issuers. The issuers abilities to meet their obligations may be affected by economic developments in the state of California.


Note 2 --- INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS

     CCM Partners (CCM), a California Limited Partnership, provides each Fund with management and administrative services pursuant to a Management Agreement.

     In accordance with the terms of the management agreements with California Tax-Free Money Market Fund, California Tax-Free Income Fund, California Insured Intermediate Fund, U.S. Government Securities Fund, and The U.S. Treasury Trust, CCM receives compensation at the annual rate of 0.50% of the Funds average daily net assets not exceeding $100 million, 0.45% on net assets from $100 million to $500 million, and 0.40% on net assets above $500 million. In accordance with the terms of the management agreements with the S&P 500 Index Fund and S&P MidCap Index Fund, CCM receives as compensation at the annual rate of .25% and .40%, respectively, of the Funds average daily net assets. In accordance with the terms of the management agreements with the S&P SmallCap Index Fund and the Equity Income Fund, CCM receives compensation at the annual rate of 0.50% of the Funds average daily net assets not exceeding $500 million, 0.45% on net assets from $500 million to $1 billion, and 0.40% on net

                          CALIFORNIA INVESTMENT TRUST

                               February 28, 1997
                                  (Unaudited)


 Note 2 ---  INVESTMENT MANAGEMENT FEE AND OTHER RELATED PARTY TRANSACTIONS
             (Continued)

assets above $1 billion. CCM has agreed to reduce its fee by, or reimburse the Funds for, any amount necessary to prevent the Funds total expenses, excluding extraordinary items, from exceeding 1.00% of the Funds average daily net assets. The manager has voluntarily reimbursed more expenses than contractually obliged. This voluntary reimbursement may cease at any time without prior notice. Reimbursement from the manager for the six month period ended February 29, 1996, is as follows:


        California Tax-Free Money Market Fund             $104,594
        California Insured Intermediate Fund              $ 18,529
        U.S. Government Securities Fund                   $  8,292
        The United States Treasury Trust                  $ 47,778
        S&P 500 Index Fund                                $ 73,545
        S&P MidCap Index Fund                             $ 49,266
        S&P SmallCap Index Fund                           $ 20,313
        Equity Income Fund                                $ 23,599



     CCM has retained Bank of America NT&SA to act as Sub-Advisor to the S&P 500 Index Fund and S&P MidCap Index Fund, subject to supervision by the Manager and the Trusts Board of Trustees. Under the Sub-Advisory Agreement, the Sub-Advisor is responsible for the actual management of each Funds portfolio. The responsibility for making decisions to buy, sell or hold a particular security rests with the Sub-Advisor. The Sub-Advisor makes all the investment decisions and places transactions accordingly. CCM compensates the Sub-Advisor at an annual rate of 0.10% of the average net assets of the Fund.

     Certain officers and trustees of the Trust are also partners of CCM.

Note 3 --- PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments during the year or period ended February 29, 1996 were as follows:

                                                      Purchases        Sales
                                                      ---------        -----
        California Tax-Free Income Fund             $33,006,451     $38,998,595
        California Insured Tax-Free Income Fund      $2,373,551      $1,397,120
        U.S. Government Securities Fund             $15,179,652     $16,741,903
        S&P 500 Index Fund                           $7,048,144        $257,035
        S&P Midcap Index Fund                        $1,776,342      $1,479,558
        S&P SmallCap Index Fund                      $3,035,099         $22,706
          Equity Income Fund                         $2,022,725             ---

  CALIFORNIA
INVESTMENT GRUST
----------------                                             ----------------
  FUND GROUP                                                  BULK POSTAGE
                                                                 PAID
                                                              Milwaukee, WI
44 Montgomery Street #2100                                   PERMIT NO. 2855
 San Francisco, CA  94104                                    ----------------